Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2011
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000812015
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 28, 2011
Prospectus Date	rr_ProspectusDate	Dec 31, 2011

Retail Shares | AllianceBernstein Wealth Appreciation Strategy
ALLIANCEBERNSTEIN WEALTH APPRECIATION STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 48 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 97 of the Strategy's Statement of Additional Information ("SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retail Shares AllianceBernstein Wealth Appreciation Strategy	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1]	1.00%	[2]	none
Exchange Fee	none	none		none		none
[1]	Class B shares automatically convert to Class A shares after eight years. The contingent deferred sales charge, or CDSC, decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[2]	For Class C shares the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Shares AllianceBernstein Wealth Appreciation Strategy	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.30%	1.00%	1.00%	none
Other Expenses: Transfer Agent	0.09%	0.13%	0.11%	0.09%
Other Expenses	0.05%	0.05%	0.04%	0.05%
Total Other Expenses	0.14%	0.18%	0.15%	0.14%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.03%	0.03%	0.03%	0.03%
Total Annual Strategy Operating Expenses	1.12%	1.86%	1.83%	0.82%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year and that the Strategy's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retail Shares AllianceBernstein Wealth Appreciation Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	534	589	286	84
After 3 Years	766	785	576	262
After 5 Years	1,016	1,006	990	455
After 10 Years	1,730	1,986	2,148	1,014

You would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption - Retail Shares AllianceBernstein Wealth Appreciation Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	534	189	186	84
After 3 Years	766	585	576	262
After 5 Years	1,016	1,006	990	455
After 10 Years	1,730	1,986	2,148	1,014

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 4% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Strategy seeks to achieve its objective by investing in a combination of Underlying Portfolios representing a variety of asset classes and investment styles that are also managed by the Adviser. By allocating its assets among the Underlying Portfolios, the Strategy creates a portfolio that is designed as a solution for investors who seek equity returns without regard to taxes but also want broad diversification of the related risks across styles, capitalization ranges and geographic regions. The Strategy invests approximately 92% of its assets in Underlying Portfolios (including, for purposes of this discussion, Volatility Management Portfolio which is discussed further below) that focus on growth and value investment styles and in U.S. and non-U.S. markets. Through these investments, the Adviser efficiently diversifies the Strategy between growth and value equity investment styles, and between U.S. and non-U.S. markets. Normally, the Strategy's targeted blend for its equity investments is an equal weighting of growth and value style Underlying Portfolios (50% each). The Strategy invests approximately 8% of its assets in the Multi-Asset Real Return Underlying Portfolio.

The following table shows the target percentages of its net assets that the Strategy will invest in each of the Underlying Portfolios indicated as of the date of this Prospectus. The Adviser will allow the relative weightings of the Strategy's investments in growth and value and U.S. and non-U.S. Underlying Portfolios to vary in response to market conditions, but ordinarily only by (+/-)5% of the Strategy's net assets. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the targeted blend. However, under extraordinary circumstances, such as when market conditions favoring one investment component are compelling, the range may expand to (+/-)10% of the Strategy's net assets. The Strategy's targeted percentages may change from time to time without notice to shareholders based on the Adviser's assessment of market conditions.

ASSET CLASS	UNDERLYING PORTFOLIO	TARGETED BLEND
------------------------------------------------------------------------------
STOCK	U.S. Large Cap Growth	16.25%
-----------------------------------------------------------------
	U.S. Value	16.25%
-----------------------------------------------------------------
	U.S. Small/Mid-Cap Growth	5.25%
-----------------------------------------------------------------
	U.S. Small/Mid-Cap Value	5.25%
-----------------------------------------------------------------
	International Growth	14.50%
-----------------------------------------------------------------
	International Value	14.50%
-----------------------------------------------------------------
	Volatility Management	20.00%
------------------------------------------------------------------------------
REAL RETURN	Multi-Asset Real Return	8.00%
------------------------------------------------------------------------------

In addition to blending growth and value styles, the Strategy blends each style component across Underlying Portfolios that invest in U.S. and non-U.S. companies and various capitalization ranges. Within each of the value and growth components, the Strategy's targeted blend is approximately 60% in Underlying Portfolios that invest in U.S. companies and the remaining 40% in Underlying Portfolios that invest in non-U.S. companies. The Strategy invests approximately 20% of its assets in the Volatility Management Underlying Portfolio, which is designed to reduce the overall effect of equity market volatility on the Strategy's portfolio and the effects of adverse market conditions on its performance. The Volatility Management Portfolio will normally be considered to be part of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

In managing the Underlying Portfolios, the Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended portfolio. Within each investment discipline, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams, specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.), which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of the Adviser's large internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies. The Adviser's growth analysts prepare their own earnings estimates and financial models for each company followed. Research emphasis is placed on identifying companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations. Each growth investment team constructs a portfolio that emphasizes equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.

Each value investment team seeks to identify companies whose long-term earnings power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon the large internal value research staff of the Adviser's Bernstein unit ("Bernstein"), which follows over 1,500 U.S. and non-U.S. companies. Teams within the value research staff cover a given industry worldwide to better understand each company's competitive position in a global context. Bernstein's staff of company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. Through application of this value investment process, each value investment team constructs a portfolio that emphasizes equity securities of a limited number of value companies.

PRINCIPAL RISKS:

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

.  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets, or financial resources.

.  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's net asset value when one of these investments is performing more poorly than another.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one and five years and over the life of the Strategy compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART

The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -16.18%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 19.66%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -24.07%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retail Shares AllianceBernstein Wealth Appreciation Strategy		1 YEAR	5 YEARS	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	8.04%	0.13%	4.50%	[2]	Sep 2, 2003
CLASS A SHARES Return After Taxes on Distributions	[1]	7.90%	(0.41%)	4.07%	[2]	Sep 2, 2003
CLASS A SHARES Return After Taxes on Distributions and Sale of Strategy Shares	[1]	5.41%	(0.01%)	3.80%	[2]	Sep 2, 2003
CLASS B SHARES		7.98%	0.25%	4.34%	[2]	Sep 2, 2003
CLASS C SHARES		10.97%	0.29%	4.36%	[2]	Sep 2, 2003
ADVISOR CLASS SHARES		13.19%	1.30%	5.40%	[2]	Sep 2, 2003
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	4.94%	[2]	Sep 2, 2003
MSCI ACWI ex US Index (reflects no deduction for fees, expenses, or taxes)		11.15%	4.82%	10.82%	[2]	Sep 2, 2003
60% S&P 500 Index/40% MSCI ACWI ex US Index (reflects no deduction for fees, expenses, or taxes)	[3]	13.57%	3.41%	7.37%	[2]	Sep 2, 2003
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception Date for all Classes is 9/2/03.
[3]	The information in the 60% S&P 500 Index/ 40% MSCI ACWI ex US Index shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Retail Shares | AllianceBernstein Wealth Appreciation Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.12%
After 1 Year	rr_ExpenseExampleYear01	534
After 3 Years	rr_ExpenseExampleYear03	766
After 5 Years	rr_ExpenseExampleYear05	1,016
After 10 Years	rr_ExpenseExampleYear10	1,730
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	534
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	766
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,016
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,730
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004	13.68%
Annual Return 2005	rr_AnnualReturn2005	10.88%
Annual Return 2006	rr_AnnualReturn2006	17.48%
Annual Return 2007	rr_AnnualReturn2007	6.06%
Annual Return 2008	rr_AnnualReturn2008	(43.44%)
Annual Return 2009	rr_AnnualReturn2009	32.20%
Annual Return 2010	rr_AnnualReturn2010	12.86%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.18%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.07%)
1 YEAR	rr_AverageAnnualReturnYear01	8.04%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	0.13%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.50%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003	[1]
Retail Shares | AllianceBernstein Wealth Appreciation Strategy | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	7.90%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	(0.41%)	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.07%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003	[1]
Retail Shares | AllianceBernstein Wealth Appreciation Strategy | CLASS A SHARES | Return After Taxes on Distributions and Sale of Strategy Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.41%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	(0.01%)	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.80%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003	[1]
Retail Shares | AllianceBernstein Wealth Appreciation Strategy | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[3]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.13%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.86%
After 1 Year	rr_ExpenseExampleYear01	589
After 3 Years	rr_ExpenseExampleYear03	785
After 5 Years	rr_ExpenseExampleYear05	1,006
After 10 Years	rr_ExpenseExampleYear10	1,986
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	585
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,006
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,986
1 YEAR	rr_AverageAnnualReturnYear01	7.98%
5 YEARS	rr_AverageAnnualReturnYear05	0.25%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.34%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003
Retail Shares | AllianceBernstein Wealth Appreciation Strategy | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.83%
After 1 Year	rr_ExpenseExampleYear01	286
After 3 Years	rr_ExpenseExampleYear03	576
After 5 Years	rr_ExpenseExampleYear05	990
After 10 Years	rr_ExpenseExampleYear10	2,148
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	186
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	576
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	990
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,148
1 YEAR	rr_AverageAnnualReturnYear01	10.97%
5 YEARS	rr_AverageAnnualReturnYear05	0.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.36%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003
Retail Shares | AllianceBernstein Wealth Appreciation Strategy | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.82%
After 1 Year	rr_ExpenseExampleYear01	84
After 3 Years	rr_ExpenseExampleYear03	262
After 5 Years	rr_ExpenseExampleYear05	455
After 10 Years	rr_ExpenseExampleYear10	1,014
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	84
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	262
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	455
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,014
1 YEAR	rr_AverageAnnualReturnYear01	13.19%
5 YEARS	rr_AverageAnnualReturnYear05	1.30%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.40%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003
Retail Shares | AllianceBernstein Wealth Appreciation Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN WEALTH APPRECIATION STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 48 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 97 of the Strategy's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year and that the Strategy's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Strategy seeks to achieve its objective by investing in a combination of Underlying Portfolios representing a variety of asset classes and investment styles that are also managed by the Adviser. By allocating its assets among the Underlying Portfolios, the Strategy creates a portfolio that is designed as a solution for investors who seek equity returns without regard to taxes but also want broad diversification of the related risks across styles, capitalization ranges and geographic regions. The Strategy invests approximately 92% of its assets in Underlying Portfolios (including, for purposes of this discussion, Volatility Management Portfolio which is discussed further below) that focus on growth and value investment styles and in U.S. and non-U.S. markets. Through these investments, the Adviser efficiently diversifies the Strategy between growth and value equity investment styles, and between U.S. and non-U.S. markets. Normally, the Strategy's targeted blend for its equity investments is an equal weighting of growth and value style Underlying Portfolios (50% each). The Strategy invests approximately 8% of its assets in the Multi-Asset Real Return Underlying Portfolio.

The following table shows the target percentages of its net assets that the Strategy will invest in each of the Underlying Portfolios indicated as of the date of this Prospectus. The Adviser will allow the relative weightings of the Strategy's investments in growth and value and U.S. and non-U.S. Underlying Portfolios to vary in response to market conditions, but ordinarily only by (+/-)5% of the Strategy's net assets. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the targeted blend. However, under extraordinary circumstances, such as when market conditions favoring one investment component are compelling, the range may expand to (+/-)10% of the Strategy's net assets. The Strategy's targeted percentages may change from time to time without notice to shareholders based on the Adviser's assessment of market conditions.

ASSET CLASS	UNDERLYING PORTFOLIO	TARGETED BLEND
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STOCK	U.S. Large Cap Growth	16.25%
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	U.S. Value	16.25%
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	U.S. Small/Mid-Cap Growth	5.25%
-----------------------------------------------------------------
	U.S. Small/Mid-Cap Value	5.25%
-----------------------------------------------------------------
	International Growth	14.50%
-----------------------------------------------------------------
	International Value	14.50%
-----------------------------------------------------------------
	Volatility Management	20.00%
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REAL RETURN	Multi-Asset Real Return	8.00%
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In addition to blending growth and value styles, the Strategy blends each style component across Underlying Portfolios that invest in U.S. and non-U.S. companies and various capitalization ranges. Within each of the value and growth components, the Strategy's targeted blend is approximately 60% in Underlying Portfolios that invest in U.S. companies and the remaining 40% in Underlying Portfolios that invest in non-U.S. companies. The Strategy invests approximately 20% of its assets in the Volatility Management Underlying Portfolio, which is designed to reduce the overall effect of equity market volatility on the Strategy's portfolio and the effects of adverse market conditions on its performance. The Volatility Management Portfolio will normally be considered to be part of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

In managing the Underlying Portfolios, the Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended portfolio. Within each investment discipline, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams, specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.), which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of the Adviser's large internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies. The Adviser's growth analysts prepare their own earnings estimates and financial models for each company followed. Research emphasis is placed on identifying companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations. Each growth investment team constructs a portfolio that emphasizes equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.

Each value investment team seeks to identify companies whose long-term earnings power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon the large internal value research staff of the Adviser's Bernstein unit ("Bernstein"), which follows over 1,500 U.S. and non-U.S. companies. Teams within the value research staff cover a given industry worldwide to better understand each company's competitive position in a global context. Bernstein's staff of company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. Through application of this value investment process, each value investment team constructs a portfolio that emphasizes equity securities of a limited number of value companies.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

.  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets, or financial resources.

.  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's net asset value when one of these investments is performing more poorly than another.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one and five years and over the life of the Strategy compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one and five years and over the life of the Strategy compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -16.18%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 19.66%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -24.07%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
Retail Shares | AllianceBernstein Wealth Appreciation Strategy | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEARS	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.94%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003
Retail Shares | AllianceBernstein Wealth Appreciation Strategy | MSCI ACWI ex US Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	11.15%
5 YEARS	rr_AverageAnnualReturnYear05	4.82%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.82%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003
Retail Shares | AllianceBernstein Wealth Appreciation Strategy | 60% S&P 500 Index/40% MSCI ACWI ex US Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	13.57%	[5]
5 YEARS	rr_AverageAnnualReturnYear05	3.41%	[5]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.37%	[2],[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003	[5]

[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception Date for all Classes is 9/2/03.
[3]	Class B shares automatically convert to Class A shares after eight years. The contingent deferred sales charge, or CDSC, decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[4]	For Class C shares the CDSC is 0% after the first year.
[5]	The information in the 60% S&P 500 Index/ 40% MSCI ACWI ex US Index shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests.

Retail Shares | AllianceBernstein Balanced Wealth Strategy
ALLIANCEBERNSTEIN BALANCED WEALTH STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to achieve the highest total return consistent with the Adviser's determination of reasonable risk.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 48 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 97 of the Strategy's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retail Shares AllianceBernstein Balanced Wealth Strategy	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1]	1.00%	[2]	none
Exchange Fee	none	none		none		none
[1]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[2]	For Class C shares the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Shares AllianceBernstein Balanced Wealth Strategy	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.30%	1.00%	1.00%	none
Other Expenses: Transfer Agent	0.10%	0.13%	0.11%	0.10%
Other Expenses	0.04%	0.04%	0.04%	0.04%
Total Other Expenses	0.14%	0.17%	0.15%	0.14%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.03%	0.03%	0.03%	0.03%
Total Annual Strategy Operating Expenses	1.02%	1.75%	1.73%	0.72%

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year and that the Strategy's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retail Shares AllianceBernstein Balanced Wealth Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	525	578	276	74
After 3 Years	736	751	545	230
After 5 Years	964	949	939	401
After 10 Years	1,620	1,870	2,041	894

You would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption - Retail Shares AllianceBernstein Balanced Wealth Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	525	178	176	74
After 3 Years	736	551	545	230
After 5 Years	964	949	939	401
After 10 Years	1,620	1,870	2,041	894

PORTFOLIO TURNOVER

The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 4% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Strategy seeks to achieve its objective by investing in a combination of Underlying Portfolios representing a variety of asset classes and investment styles that are also managed by the Adviser. By allocating its assets among the Underlying Portfolios, the Strategy creates a portfolio that is designed as a solution for investors who seek a moderate tilt toward equity returns without regard to taxes but also want the risk diversification offered by debt securities and the broad diversification of their equity risk across styles, capitalization ranges and geographic regions. Through investments in the Underlying Portfolios, the Adviser efficiently diversifies between the debt and equity components to produce the desired risk/return profile of the Strategy. The Strategy targets a weighting of approximately 65% of Underlying Portfolios that invest primarily in equity securities and approximately 35% of Underlying Portfolios that invest primarily in debt securities with a goal of providing moderate upside potential without excessive volatility. The Strategy's investment in the Multi-Asset Real Return Underlying Portfolio is treated as 100% equity for the purpose of these allocations.

The following table shows the target percentages of its net assets that the Strategy will invest in each of the Underlying Portfolios indicated as of the date of this Prospectus. The Adviser will allow the relative weightings of the Strategy's investments in equity and debt, growth and value, and in U.S. and non-U.S. company Underlying Portfolios to vary in response to market conditions, but ordinarily, only by (+/-)5% of the Strategy's net assets. Beyond those ranges, the Adviser will rebalance the Strategy toward the targeted blend. However, under extraordinary circumstances, such as when market conditions favoring one investment style are compelling, the range may expand to (+/-)10% of the Strategy's net assets. The Strategy's targeted percentages may change from time to time without notice to shareholders based on the Adviser's assessment of market conditions.

ASSET CLASS	UNDERLYING PORTFOLIO	TARGETED BLEND
STOCK	U.S. Large Cap Growth	9.75%
	U.S. Value	9.70%
	U.S. Small/Mid-Cap Growth	2.25%
	U.S. Small/Mid-Cap Value	2.25%
	International Growth	8.00%
	International Value	8.00%
	Volatility Management	20.00%
REAL RETURN	Multi-Asset Real Return	5.00%
BOND	Bond Inflation Protection	8.00%
	High-Yield	7.00%
	Global Core Bond	20.00%

Within the Strategy's equity component, the targeted blend is an equal weighting of Underlying Portfolios that invest primarily in growth and value style stocks (50% each), with approximately 60% of each equity style invested in Underlying Portfolios that invest in U.S. companies and the remaining 40% in Underlying Portfolios that invest in non-U.S. companies. The Strategy invests approximately 20% of its assets in the Volatility Management Underlying Portfolio, which is designed to reduce the overall effect of equity market volatility on the Strategy's portfolio and the effects of adverse market conditions on its performance. The Volatility Management Portfolio will normally be considered to be part of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

In managing the Underlying Portfolios, the Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended portfolio. Within each equity investment discipline, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.), which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of the Adviser's large internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies. The Adviser's growth analysts prepare their own earnings estimates and financial models for each company followed. Research emphasis is placed on identifying companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations. Each growth investment team constructs a portfolio that emphasizes equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.

Each value investment team seeks to identify companies whose long term earnings power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies. Teams within the value research staff cover a given industry worldwide to better understand each company's competitive position in a global context. Bernstein's staff of company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. Through application of this value investment process, each value investment team constructs a portfolio that emphasizes equity securities of a limited number of value companies.

In selecting fixed-income investments, the Adviser may draw on the capabilities of separate investment teams that specialize in different areas that are generally defined by the maturity of the debt securities and/or their ratings, which may include subspecialties (such as inflation-protected securities). These fixed-income teams draw on the resources and expertise of the Adviser's large internal fixed-income research staff, which includes over 50 dedicated fixed-income research analysts and economists. The Underlying Portfolios' fixed-income securities will primarily be investment grade debt securities, but will also include lower-rated securities ("junk bonds") and preferred stock. The Strategy will not invest more than 25% of its total assets in Underlying Portfolios investing in securities rated, at the time of purchase, below investment grade.

PRINCIPAL RISKS:

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its  obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the    credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks  because these companies have limited product lines, markets, or financial resources.

.  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as equity or debt, growth or value, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's net asset value when one of these investments is performing more poorly than another.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one and five years and over the life of the Strategy compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART

The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -9.14%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 16.14%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -16.80%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retail Shares AllianceBernstein Balanced Wealth Strategy		1 YEAR	5 YEARS	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	7.23%	2.48%	5.19%	[2]	Sep 2, 2003
CLASS A SHARES Return After Taxes on Distributions	[1]	6.54%	1.50%	4.35%	[2]	Sep 2, 2003
CLASS A SHARES Return After Taxes on Distributions and Sale of Strategy Shares	[1]	4.87%	1.68%	4.10%	[2]	Sep 2, 2003
CLASS B SHARES		7.05%	2.64%	5.04%	[2]	Sep 2, 2003
CLASS C SHARES		10.13%	2.65%	5.06%	[2]	Sep 2, 2003
ADVISOR CLASS SHARES		12.25%	3.70%	6.13%	[2]	Sep 2, 2003
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	4.94%	[2]	Sep 2, 2003
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		6.54%	5.80%	5.35%	[2]	Sep 2, 2003
65% S&P 500 Index/35% Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[3]	12.53%	3.88%	5.40%	[2]	Sep 2, 2003
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception Date for all Classes is 9/2/03.
[3]	The information in the 65% S&P 500 Index/ 35% Barclays Capital U.S. Aggregate Bond Index shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Retail Shares | AllianceBernstein Balanced Wealth Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.02%
After 1 Year	rr_ExpenseExampleYear01	525
After 3 Years	rr_ExpenseExampleYear03	736
After 5 Years	rr_ExpenseExampleYear05	964
After 10 Years	rr_ExpenseExampleYear10	1,620
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	525
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	736
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	964
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,620
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004	11.41%
Annual Return 2005	rr_AnnualReturn2005	7.73%
Annual Return 2006	rr_AnnualReturn2006	13.88%
Annual Return 2007	rr_AnnualReturn2007	5.13%
Annual Return 2008	rr_AnnualReturn2008	(32.31%)
Annual Return 2009	rr_AnnualReturn2009	30.18%
Annual Return 2010	rr_AnnualReturn2010	11.96%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.14%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.80%)
1 YEAR	rr_AverageAnnualReturnYear01	7.23%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	2.48%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.19%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003	[1]
Retail Shares | AllianceBernstein Balanced Wealth Strategy | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	1.50%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.35%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003	[1]
Retail Shares | AllianceBernstein Balanced Wealth Strategy | CLASS A SHARES | Return After Taxes on Distributions and Sale of Strategy Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	4.87%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	1.68%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.10%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003	[1]
Retail Shares | AllianceBernstein Balanced Wealth Strategy | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[3]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.13%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.75%
After 1 Year	rr_ExpenseExampleYear01	578
After 3 Years	rr_ExpenseExampleYear03	751
After 5 Years	rr_ExpenseExampleYear05	949
After 10 Years	rr_ExpenseExampleYear10	1,870
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	178
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	551
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	949
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,870
1 YEAR	rr_AverageAnnualReturnYear01	7.05%
5 YEARS	rr_AverageAnnualReturnYear05	2.64%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.04%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003
Retail Shares | AllianceBernstein Balanced Wealth Strategy | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.73%
After 1 Year	rr_ExpenseExampleYear01	276
After 3 Years	rr_ExpenseExampleYear03	545
After 5 Years	rr_ExpenseExampleYear05	939
After 10 Years	rr_ExpenseExampleYear10	2,041
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	176
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	545
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	939
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,041
1 YEAR	rr_AverageAnnualReturnYear01	10.13%
5 YEARS	rr_AverageAnnualReturnYear05	2.65%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.06%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003
Retail Shares | AllianceBernstein Balanced Wealth Strategy | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.72%
After 1 Year	rr_ExpenseExampleYear01	74
After 3 Years	rr_ExpenseExampleYear03	230
After 5 Years	rr_ExpenseExampleYear05	401
After 10 Years	rr_ExpenseExampleYear10	894
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	74
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	230
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	401
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	894
1 YEAR	rr_AverageAnnualReturnYear01	12.25%
5 YEARS	rr_AverageAnnualReturnYear05	3.70%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.13%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003
Retail Shares | AllianceBernstein Balanced Wealth Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN BALANCED WEALTH STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to achieve the highest total return consistent with the Adviser's determination of reasonable risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 48 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 97 of the Strategy's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year and that the Strategy's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Strategy seeks to achieve its objective by investing in a combination of Underlying Portfolios representing a variety of asset classes and investment styles that are also managed by the Adviser. By allocating its assets among the Underlying Portfolios, the Strategy creates a portfolio that is designed as a solution for investors who seek a moderate tilt toward equity returns without regard to taxes but also want the risk diversification offered by debt securities and the broad diversification of their equity risk across styles, capitalization ranges and geographic regions. Through investments in the Underlying Portfolios, the Adviser efficiently diversifies between the debt and equity components to produce the desired risk/return profile of the Strategy. The Strategy targets a weighting of approximately 65% of Underlying Portfolios that invest primarily in equity securities and approximately 35% of Underlying Portfolios that invest primarily in debt securities with a goal of providing moderate upside potential without excessive volatility. The Strategy's investment in the Multi-Asset Real Return Underlying Portfolio is treated as 100% equity for the purpose of these allocations.

The following table shows the target percentages of its net assets that the Strategy will invest in each of the Underlying Portfolios indicated as of the date of this Prospectus. The Adviser will allow the relative weightings of the Strategy's investments in equity and debt, growth and value, and in U.S. and non-U.S. company Underlying Portfolios to vary in response to market conditions, but ordinarily, only by (+/-)5% of the Strategy's net assets. Beyond those ranges, the Adviser will rebalance the Strategy toward the targeted blend. However, under extraordinary circumstances, such as when market conditions favoring one investment style are compelling, the range may expand to (+/-)10% of the Strategy's net assets. The Strategy's targeted percentages may change from time to time without notice to shareholders based on the Adviser's assessment of market conditions.

ASSET CLASS	UNDERLYING PORTFOLIO	TARGETED BLEND
STOCK	U.S. Large Cap Growth	9.75%
	U.S. Value	9.70%
	U.S. Small/Mid-Cap Growth	2.25%
	U.S. Small/Mid-Cap Value	2.25%
	International Growth	8.00%
	International Value	8.00%
	Volatility Management	20.00%
REAL RETURN	Multi-Asset Real Return	5.00%
BOND	Bond Inflation Protection	8.00%
	High-Yield	7.00%
	Global Core Bond	20.00%

Within the Strategy's equity component, the targeted blend is an equal weighting of Underlying Portfolios that invest primarily in growth and value style stocks (50% each), with approximately 60% of each equity style invested in Underlying Portfolios that invest in U.S. companies and the remaining 40% in Underlying Portfolios that invest in non-U.S. companies. The Strategy invests approximately 20% of its assets in the Volatility Management Underlying Portfolio, which is designed to reduce the overall effect of equity market volatility on the Strategy's portfolio and the effects of adverse market conditions on its performance. The Volatility Management Portfolio will normally be considered to be part of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

In managing the Underlying Portfolios, the Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended portfolio. Within each equity investment discipline, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.), which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of the Adviser's large internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies. The Adviser's growth analysts prepare their own earnings estimates and financial models for each company followed. Research emphasis is placed on identifying companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations. Each growth investment team constructs a portfolio that emphasizes equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.

Each value investment team seeks to identify companies whose long term earnings power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies. Teams within the value research staff cover a given industry worldwide to better understand each company's competitive position in a global context. Bernstein's staff of company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. Through application of this value investment process, each value investment team constructs a portfolio that emphasizes equity securities of a limited number of value companies.

In selecting fixed-income investments, the Adviser may draw on the capabilities of separate investment teams that specialize in different areas that are generally defined by the maturity of the debt securities and/or their ratings, which may include subspecialties (such as inflation-protected securities). These fixed-income teams draw on the resources and expertise of the Adviser's large internal fixed-income research staff, which includes over 50 dedicated fixed-income research analysts and economists. The Underlying Portfolios' fixed-income securities will primarily be investment grade debt securities, but will also include lower-rated securities ("junk bonds") and preferred stock. The Strategy will not invest more than 25% of its total assets in Underlying Portfolios investing in securities rated, at the time of purchase, below investment grade.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its  obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the    credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks  because these companies have limited product lines, markets, or financial resources.

.  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as equity or debt, growth or value, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's net asset value when one of these investments is performing more poorly than another.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one and five years and over the life of the Strategy compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one and five years and over the life of the Strategy compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -9.14%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 16.14%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -16.80%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
Retail Shares | AllianceBernstein Balanced Wealth Strategy | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEARS	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.94%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003
Retail Shares | AllianceBernstein Balanced Wealth Strategy | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
5 YEARS	rr_AverageAnnualReturnYear05	5.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.35%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003
Retail Shares | AllianceBernstein Balanced Wealth Strategy | 65% S&P 500 Index/35% Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	12.53%	[5]
5 YEARS	rr_AverageAnnualReturnYear05	3.88%	[5]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.40%	[2],[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003	[5]

[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception Date for all Classes is 9/2/03.
[3]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[4]	For Class C shares the CDSC is 0% after the first year.
[5]	The information in the 65% S&P 500 Index/ 35% Barclays Capital U.S. Aggregate Bond Index shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests.

Retail Shares | AllianceBernstein Conservative Wealth Strategy
ALLIANCEBERNSTEIN CONSERVATIVE WEALTH STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to achieve a high total return without, in the opinion of the Adviser, undue risk to principal.
FEES AND EXPENSES OF THE STRATEGY

This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 48 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 97 of the Strategy's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retail Shares AllianceBernstein Conservative Wealth Strategy	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1]	1.00%	[2]	none
Exchange Fee	none	none		none		none
[1]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[2]	For Class C shares the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Shares AllianceBernstein Conservative Wealth Strategy	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.30%	1.00%	1.00%	none
Other Expenses: Transfer Agent	0.08%	0.11%	0.07%	0.08%
Other Expenses	0.08%	0.08%	0.10%	0.08%
Total Other Expenses	0.16%	0.19%	0.17%	0.16%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.03%	0.03%	0.03%	0.03%
Total Annual Strategy Operating Expenses	1.04%	1.77%	1.75%	0.74%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year and that the Strategy's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retail Shares AllianceBernstein Conservative Wealth Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	527	580	278	76
After 3 Years	742	757	551	237
After 5 Years	975	959	949	411
After 10 Years	1,642	1,891	2,062	918

You would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption - Retail Shares AllianceBernstein Conservative Wealth Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	527	180	178	76
After 3 Years	742	557	551	237
After 5 Years	975	959	949	411
After 10 Years	1,642	1,891	2,062	918

PORTFOLIO TURNOVER

The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 4% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Strategy seeks to achieve its objective by investing in a combination of Underlying Portfolios representing a variety of asset classes and investment styles that are also managed by the Adviser. By allocating its assets among the Underlying Portfolios, the Strategy creates a portfolio that is designed as a solution for investors who seek some opportunities for equity returns without regard to taxes if the related risks are broadly diversified and overall portfolio volatility reflects a preponderance of debt securities. Through investments in the Underlying Portfolios, the Adviser efficiently diversifies between debt and equity components to produce the desired risk/return profile of the Strategy. The Strategy targets a weighting of approximately 35% in Underlying Portfolios that invest primarily in equity securities and approximately 65% in Underlying Portfolios that invest primarily in debt securities with a goal of providing reduced volatility and modest upside potential. The Strategy's investment in the Multi-Asset Real Return Underlying Portfolio is treated as 100% equity for the purpose of these allocations.

The following table shows the target percentages of its net assets that the Strategy will invest in each of the Underlying Portfolios indicated as of the date of this Prospectus. The Adviser will allow the relative weightings of the Strategy's investments in equity and debt, growth and value, and in U.S. and non-U.S. company Underlying Portfolios to vary in response to market conditions, but ordinarily only by (+/-)5% of the Strategy's net assets. Beyond those ranges, the Adviser will rebalance the Strategy toward the targeted blends. However, under extraordinary circumstances, such as when market conditions favoring one investment style are compelling, the range may expand to (+/-)10% of the Strategy's net assets. The Strategy's targeted percentages may change from time to time without notice to shareholders based on the Adviser's assessment of market conditions.

ASSET CLASS          UNDERLYING PORTFOLIO                               TARGETED BLEND
--------------------------------------------------------------------------------------
STOCK                U.S. Large Cap Growth                                       5.50%
                     -----------------------------------------------------------------
                     U.S. Value                                                  5.50%
                     -----------------------------------------------------------------
                     U.S. Small/Mid-Cap Growth                                   0.75%
                     -----------------------------------------------------------------
                     U.S. Small/Mid-Cap Value                                    0.75%
                     -----------------------------------------------------------------
                     International Growth                                        4.25%
                     -----------------------------------------------------------------
                     International Value                                         4.25%
                     -----------------------------------------------------------------
                     Volatility Management                                      12.50%
--------------------------------------------------------------------------------------
REAL RETURN          Multi-Asset Real Return                                     1.50%
--------------------------------------------------------------------------------------
BOND                 Bond Inflation Protection                                  10.00%
                     -----------------------------------------------------------------
                     Global Core Bond                                           27.50%
--------------------------------------------------------------------------------------
SHORT DURATION BOND  Short Duration                                             27.50%

Within the Strategy's equity component, the targeted blend is an equal weighting of Underlying Portfolios that invest in growth and value style stocks (approximately 50% each), with approximately 60% of each equity style invested in Underlying Portfolios that invest in U.S. companies and the remaining 40% in Underlying Portfolios that invest in non-U.S. companies. The Strategy invests approximately 12% of its assets in the Volatility Management Underlying Portfolio, which is designed to reduce the overall effect of equity market volatility on the Strategy's portfolio and the effects of adverse market conditions on its performance. The Volatility Management Portfolio will normally be considered to be part of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended equity component. Within each equity investment discipline, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams, specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.), which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of the Adviser's large internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies. The Adviser's growth analysts prepare their own earnings estimates and financial models for each company followed. Research emphasis is placed on identifying companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations. Each growth investment team constructs a portfolio that emphasizes equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.

Each value investment team seeks to identify companies whose long-term earnings power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies. Teams within the value research staff cover a given industry worldwide to better understand each company's competitive position in a global context. Bernstein's staff of company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. Through application of this value investment process, each value investment team constructs a portfolio that emphasizes equity securities of a limited number of value companies.

In selecting fixed-income investments, the Adviser may draw on the capabilities of separate investment teams that specialize in different areas that are generally defined by the maturity of the debt securities and/or their ratings, which may include subspecialties (such as inflation-protected securities). These fixed-income teams draw on the resources and expertise of the Adviser's large internal fixed-income research staff, which includes over 50 dedicated fixed-income research analysts and economists. All fixed-income securities of the Underlying Portfolios in which the Strategy invests will be of investment grade at the time of purchase. In the event that the rating of any security held by the Underlying Portfolios falls below investment grade, the Strategy will not be obligated to dispose of its investment in such Underlying Portfolio and may continue to hold such investment if, in the opinion of the Adviser, such investment is appropriate under the circumstances.

PRINCIPAL RISKS:

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets, or financial resources.

.  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as equity or debt, growth or value, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's net asset value when one of these investments is performing more poorly than another.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one and five years and over the life of the Strategy compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART

The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -3.13%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 9.90%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -9.60%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retail Shares AllianceBernstein Conservative Wealth Strategy		1 YEAR	5 YEARS	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	3.95%	2.77%	4.21%	[2]	Sep 2, 2003
CLASS A SHARES Return After Taxes on Distributions	[1]	3.38%	1.70%	3.26%	[2]	Sep 2, 2003
CLASS A SHARES Return After Taxes on Distributions and Sale of Strategy Shares	[1]	2.65%	1.81%	3.12%	[2]	Sep 2, 2003
CLASS B SHARES		3.78%	2.92%	4.09%	[2]	Sep 2, 2003
CLASS C SHARES		6.88%	2.94%	4.09%	[2]	Sep 2, 2003
ADVISOR CLASS SHARES		8.99%	4.00%	5.14%	[2]	Sep 2, 2003
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		6.54%	5.80%	5.35%	[2]	Sep 2, 2003
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	4.94%	[2]	Sep 2, 2003
65% Barclays Capital U.S. Aggregate Bond Index/35% S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	[3]	9.96%	4.93%	5.52%	[2]	Sep 2, 2003
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception Date for all Classes is 9/2/03.
[3]	The information in the 65% Barclays Capital U.S. Aggregate Bond Index/ 35% S&P 500 Index shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Retail Shares | AllianceBernstein Conservative Wealth Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.08%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.04%
After 1 Year	rr_ExpenseExampleYear01	527
After 3 Years	rr_ExpenseExampleYear03	742
After 5 Years	rr_ExpenseExampleYear05	975
After 10 Years	rr_ExpenseExampleYear10	1,642
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	527
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	742
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	975
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,642
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004	8.06%
Annual Return 2005	rr_AnnualReturn2005	4.33%
Annual Return 2006	rr_AnnualReturn2006	9.58%
Annual Return 2007	rr_AnnualReturn2007	4.70%
Annual Return 2008	rr_AnnualReturn2008	(19.29%)
Annual Return 2009	rr_AnnualReturn2009	19.06%
Annual Return 2010	rr_AnnualReturn2010	8.59%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.13%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.60%)
1 YEAR	rr_AverageAnnualReturnYear01	3.95%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	2.77%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.21%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003	[1]
Retail Shares | AllianceBernstein Conservative Wealth Strategy | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	3.38%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	1.70%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.26%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003	[1]
Retail Shares | AllianceBernstein Conservative Wealth Strategy | CLASS A SHARES | Return After Taxes on Distributions and Sale of Strategy Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	2.65%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	1.81%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.12%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003	[1]
Retail Shares | AllianceBernstein Conservative Wealth Strategy | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[3]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.77%
After 1 Year	rr_ExpenseExampleYear01	580
After 3 Years	rr_ExpenseExampleYear03	757
After 5 Years	rr_ExpenseExampleYear05	959
After 10 Years	rr_ExpenseExampleYear10	1,891
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	180
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	557
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	959
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,891
1 YEAR	rr_AverageAnnualReturnYear01	3.78%
5 YEARS	rr_AverageAnnualReturnYear05	2.92%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.09%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003
Retail Shares | AllianceBernstein Conservative Wealth Strategy | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.07%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.75%
After 1 Year	rr_ExpenseExampleYear01	278
After 3 Years	rr_ExpenseExampleYear03	551
After 5 Years	rr_ExpenseExampleYear05	949
After 10 Years	rr_ExpenseExampleYear10	2,062
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	178
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	551
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	949
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,062
1 YEAR	rr_AverageAnnualReturnYear01	6.88%
5 YEARS	rr_AverageAnnualReturnYear05	2.94%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.09%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003
Retail Shares | AllianceBernstein Conservative Wealth Strategy | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.08%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.74%
After 1 Year	rr_ExpenseExampleYear01	76
After 3 Years	rr_ExpenseExampleYear03	237
After 5 Years	rr_ExpenseExampleYear05	411
After 10 Years	rr_ExpenseExampleYear10	918
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	76
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	237
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	411
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	918
1 YEAR	rr_AverageAnnualReturnYear01	8.99%
5 YEARS	rr_AverageAnnualReturnYear05	4.00%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.14%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003
Retail Shares | AllianceBernstein Conservative Wealth Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN CONSERVATIVE WEALTH STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to achieve a high total return without, in the opinion of the Adviser, undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 48 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 97 of the Strategy's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year and that the Strategy's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Strategy seeks to achieve its objective by investing in a combination of Underlying Portfolios representing a variety of asset classes and investment styles that are also managed by the Adviser. By allocating its assets among the Underlying Portfolios, the Strategy creates a portfolio that is designed as a solution for investors who seek some opportunities for equity returns without regard to taxes if the related risks are broadly diversified and overall portfolio volatility reflects a preponderance of debt securities. Through investments in the Underlying Portfolios, the Adviser efficiently diversifies between debt and equity components to produce the desired risk/return profile of the Strategy. The Strategy targets a weighting of approximately 35% in Underlying Portfolios that invest primarily in equity securities and approximately 65% in Underlying Portfolios that invest primarily in debt securities with a goal of providing reduced volatility and modest upside potential. The Strategy's investment in the Multi-Asset Real Return Underlying Portfolio is treated as 100% equity for the purpose of these allocations.

The following table shows the target percentages of its net assets that the Strategy will invest in each of the Underlying Portfolios indicated as of the date of this Prospectus. The Adviser will allow the relative weightings of the Strategy's investments in equity and debt, growth and value, and in U.S. and non-U.S. company Underlying Portfolios to vary in response to market conditions, but ordinarily only by (+/-)5% of the Strategy's net assets. Beyond those ranges, the Adviser will rebalance the Strategy toward the targeted blends. However, under extraordinary circumstances, such as when market conditions favoring one investment style are compelling, the range may expand to (+/-)10% of the Strategy's net assets. The Strategy's targeted percentages may change from time to time without notice to shareholders based on the Adviser's assessment of market conditions.

ASSET CLASS          UNDERLYING PORTFOLIO                               TARGETED BLEND
--------------------------------------------------------------------------------------
STOCK                U.S. Large Cap Growth                                       5.50%
                     -----------------------------------------------------------------
                     U.S. Value                                                  5.50%
                     -----------------------------------------------------------------
                     U.S. Small/Mid-Cap Growth                                   0.75%
                     -----------------------------------------------------------------
                     U.S. Small/Mid-Cap Value                                    0.75%
                     -----------------------------------------------------------------
                     International Growth                                        4.25%
                     -----------------------------------------------------------------
                     International Value                                         4.25%
                     -----------------------------------------------------------------
                     Volatility Management                                      12.50%
--------------------------------------------------------------------------------------
REAL RETURN          Multi-Asset Real Return                                     1.50%
--------------------------------------------------------------------------------------
BOND                 Bond Inflation Protection                                  10.00%
                     -----------------------------------------------------------------
                     Global Core Bond                                           27.50%
--------------------------------------------------------------------------------------
SHORT DURATION BOND  Short Duration                                             27.50%

Within the Strategy's equity component, the targeted blend is an equal weighting of Underlying Portfolios that invest in growth and value style stocks (approximately 50% each), with approximately 60% of each equity style invested in Underlying Portfolios that invest in U.S. companies and the remaining 40% in Underlying Portfolios that invest in non-U.S. companies. The Strategy invests approximately 12% of its assets in the Volatility Management Underlying Portfolio, which is designed to reduce the overall effect of equity market volatility on the Strategy's portfolio and the effects of adverse market conditions on its performance. The Volatility Management Portfolio will normally be considered to be part of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended equity component. Within each equity investment discipline, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams, specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.), which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of the Adviser's large internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies. The Adviser's growth analysts prepare their own earnings estimates and financial models for each company followed. Research emphasis is placed on identifying companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations. Each growth investment team constructs a portfolio that emphasizes equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.

Each value investment team seeks to identify companies whose long-term earnings power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies. Teams within the value research staff cover a given industry worldwide to better understand each company's competitive position in a global context. Bernstein's staff of company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. Through application of this value investment process, each value investment team constructs a portfolio that emphasizes equity securities of a limited number of value companies.

In selecting fixed-income investments, the Adviser may draw on the capabilities of separate investment teams that specialize in different areas that are generally defined by the maturity of the debt securities and/or their ratings, which may include subspecialties (such as inflation-protected securities). These fixed-income teams draw on the resources and expertise of the Adviser's large internal fixed-income research staff, which includes over 50 dedicated fixed-income research analysts and economists. All fixed-income securities of the Underlying Portfolios in which the Strategy invests will be of investment grade at the time of purchase. In the event that the rating of any security held by the Underlying Portfolios falls below investment grade, the Strategy will not be obligated to dispose of its investment in such Underlying Portfolio and may continue to hold such investment if, in the opinion of the Adviser, such investment is appropriate under the circumstances.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets, or financial resources.

.  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as equity or debt, growth or value, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's net asset value when one of these investments is performing more poorly than another.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one and five years and over the life of the Strategy compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one and five years and over the life of the Strategy compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -3.13%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 9.90%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -9.60%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
Retail Shares | AllianceBernstein Conservative Wealth Strategy | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
5 YEARS	rr_AverageAnnualReturnYear05	5.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.35%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003
Retail Shares | AllianceBernstein Conservative Wealth Strategy | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEARS	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.94%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003
Retail Shares | AllianceBernstein Conservative Wealth Strategy | 65% Barclays Capital U.S. Aggregate Bond Index/35% S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	9.96%	[5]
5 YEARS	rr_AverageAnnualReturnYear05	4.93%	[5]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.52%	[2],[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003	[5]

[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception Date for all Classes is 9/2/03.
[3]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[4]	For Class C shares the CDSC is 0% after the first year.
[5]	The information in the 65% Barclays Capital U.S. Aggregate Bond Index/ 35% S&P 500 Index shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests.

AllianceBernstein Tax-Managed Wealth Appreciation Strategy
ALLIANCEBERNSTEIN TAX-MANAGED WEALTH APPRECIATION STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 48 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 97 of the Strategy's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - AllianceBernstein Tax-Managed Wealth Appreciation Strategy	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1]	1.00%	[2]	none
Exchange Fee	none	none		none		none
[1]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[2]	For Class C shares the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianceBernstein Tax-Managed Wealth Appreciation Strategy	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.30%	1.00%	1.00%	none
Other Expenses: Transfer Agent	0.03%	0.07%	0.04%	0.03%
Other Expenses	0.07%	0.09%	0.09%	0.09%
Total Other Expenses	0.10%	0.16%	0.13%	0.12%
Total Annual Strategy Operating Expenses	1.05%	1.81%	1.78%	0.77%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year and that the Strategy's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - AllianceBernstein Tax-Managed Wealth Appreciation Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	528	584	281	79
After 3 Years	745	769	560	246
After 5 Years	980	980	964	428
After 10 Years	1,653	1,927	2,095	954

You would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption - AllianceBernstein Tax-Managed Wealth Appreciation Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	528	184	181	79
After 3 Years	745	569	560	246
After 5 Years	980	980	964	428
After 10 Years	1,653	1,927	2,095	954

PORTFOLIO TURNOVER
The Strategy pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 73% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Strategy invests in a portfolio of equity securities that is designed as a solution for investors who seek tax-efficient equity returns but also want broad diversification of the related risks across styles, capitalization ranges and geographic regions. In managing the Strategy, the Adviser efficiently diversifies between growth and value equity investment styles, and between U.S. and non-U.S. markets. Normally, the Strategy targets an equal weighting of growth and value style stocks (50% each), with approximately 60% of each equity style invested in U.S. companies and the remaining 40% in non-U.S. companies. The Adviser will allow the relative weightings of the Strategy's growth and value components, and U.S. and non-U.S. companies, to change in response to market conditions, but ordinarily only by (+/-)5% of the portfolio. Beyond those ranges, the Adviser will rebalance the portfolio toward the targeted blends. However, under extraordinary circumstances, such as when the Adviser believes that market conditions favoring one investment style are compelling, the range may expand to (+/-)10% of the portfolio.

The Strategy invests approximately 20% of its assets in the Volatility Management Portfolio (the "Portfolio"), which is managed by the Adviser. The Portfolio is designed to reduce the overall effect of equity market volatility on the Strategy's portfolio and the effects of adverse market conditions on its performance. The portfolio will normally be considered to be part of the Strategy's equity asset allocation. Under normal market conditions, the Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended portfolio. Within each investment discipline, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams, specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.), which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of the Adviser's large internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies. The Adviser's growth analysts prepare their own earnings estimates and financial models for each company followed. Research emphasis is placed on identifying companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations. Each growth investment team constructs a portfolio that emphasizes equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.

Each value investment team seeks to identify companies whose long-term earnings power and dividend-paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies. Teams within the value research staff cover a given industry worldwide to better understand each company's competitive position in a global context. Bernstein's staff of company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. Through application of this value investment process, each value investment team constructs a portfolio that emphasizes equity securities of a limited number of value companies.

The Strategy also may enter into forward commitments, make short sales of securities or maintain a short position, invest in rights or warrants, and may invest in the securities of companies in emerging markets.

PRINCIPAL RISKS:

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

.  FOREIGN (NON-U.S.) RISK: The Strategy's investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. These risks may be heightened if the Strategy invests in securities of emerging market countries.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have    limited product lines, markets, or financial resources.

 .  ALLOCATION RISK: The allocation of investments among different investment styles, such as equity or debt, growth or value, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's net asset value when one of these investments is performing more poorly than another.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one and five years and over the life of the Strategy compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART

The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -15.68%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.95%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -21.68%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - AllianceBernstein Tax-Managed Wealth Appreciation Strategy		1 YEAR	5 YEARS	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	4.82%	(1.16%)	3.42%	[2]	Sep 2, 2003
CLASS A SHARES Return After Taxes on Distributions	[1]	4.66%	(1.39%)	3.23%	[2]	Sep 2, 2003
CLASS A SHARES Return After Taxes on Distributions and Sale of Strategy Shares	[1]	3.34%	(0.97%)	2.96%	[2]	Sep 2, 2003
CLASS B SHARES		4.70%	(1.04%)	3.29%	[2]	Sep 2, 2003
CLASS C SHARES		7.60%	(1.02%)	3.30%	[2]	Sep 2, 2003
ADVISOR CLASS SHARES		9.78%	(0.01%)	4.34%	[2]	Sep 2, 2003
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	4.94%	[2]	Sep 2, 2003
MSCI ACWI Ex. U.S. Index (reflects no deduction for fees, expenses, or taxes)		11.15%	4.82%	10.82%	[2]	Sep 2, 2003
60% S&P 500 Index/40% MSCI ACWI Ex. U.S. Index (reflects no deduction for fees, expenses, or taxes)	[3]	13.57%	3.41%	7.37%	[2]	Sep 2, 2003
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception Date for all Classes is 9/2/03.
[3]	The information in the 60% S&P 500 Index 40% ACWI Index Ex. U.S. shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
AllianceBernstein Tax-Managed Wealth Appreciation Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.03%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.05%
After 1 Year	rr_ExpenseExampleYear01	528
After 3 Years	rr_ExpenseExampleYear03	745
After 5 Years	rr_ExpenseExampleYear05	980
After 10 Years	rr_ExpenseExampleYear10	1,653
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	528
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	745
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	980
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,653
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004	12.03%
Annual Return 2005	rr_AnnualReturn2005	11.94%
Annual Return 2006	rr_AnnualReturn2006	14.20%
Annual Return 2007	rr_AnnualReturn2007	6.41%
Annual Return 2008	rr_AnnualReturn2008	(42.64%)
Annual Return 2009	rr_AnnualReturn2009	29.08%
Annual Return 2010	rr_AnnualReturn2010	9.48%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(15.68%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.68%)
1 YEAR	rr_AverageAnnualReturnYear01	4.82%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	(1.16%)	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.42%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003	[1]
AllianceBernstein Tax-Managed Wealth Appreciation Strategy | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	4.66%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	(1.39%)	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.23%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003	[1]
AllianceBernstein Tax-Managed Wealth Appreciation Strategy | CLASS A SHARES | Return After Taxes on Distributions and Sale of Strategy Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	3.34%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	(0.97%)	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.96%	[1],[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003	[1]
AllianceBernstein Tax-Managed Wealth Appreciation Strategy | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[3]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.07%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.81%
After 1 Year	rr_ExpenseExampleYear01	584
After 3 Years	rr_ExpenseExampleYear03	769
After 5 Years	rr_ExpenseExampleYear05	980
After 10 Years	rr_ExpenseExampleYear10	1,927
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	184
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	569
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	980
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,927
1 YEAR	rr_AverageAnnualReturnYear01	4.70%
5 YEARS	rr_AverageAnnualReturnYear05	(1.04%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.29%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003
AllianceBernstein Tax-Managed Wealth Appreciation Strategy | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.78%
After 1 Year	rr_ExpenseExampleYear01	281
After 3 Years	rr_ExpenseExampleYear03	560
After 5 Years	rr_ExpenseExampleYear05	964
After 10 Years	rr_ExpenseExampleYear10	2,095
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	181
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	560
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	964
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,095
1 YEAR	rr_AverageAnnualReturnYear01	7.60%
5 YEARS	rr_AverageAnnualReturnYear05	(1.02%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.30%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003
AllianceBernstein Tax-Managed Wealth Appreciation Strategy | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.03%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.77%
After 1 Year	rr_ExpenseExampleYear01	79
After 3 Years	rr_ExpenseExampleYear03	246
After 5 Years	rr_ExpenseExampleYear05	428
After 10 Years	rr_ExpenseExampleYear10	954
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	79
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	246
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	428
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	954
1 YEAR	rr_AverageAnnualReturnYear01	9.78%
5 YEARS	rr_AverageAnnualReturnYear05	(0.01%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.34%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003
AllianceBernstein Tax-Managed Wealth Appreciation Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN TAX-MANAGED WEALTH APPRECIATION STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 48 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 97 of the Strategy's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategy pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 73% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year and that the Strategy's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Strategy invests in a portfolio of equity securities that is designed as a solution for investors who seek tax-efficient equity returns but also want broad diversification of the related risks across styles, capitalization ranges and geographic regions. In managing the Strategy, the Adviser efficiently diversifies between growth and value equity investment styles, and between U.S. and non-U.S. markets. Normally, the Strategy targets an equal weighting of growth and value style stocks (50% each), with approximately 60% of each equity style invested in U.S. companies and the remaining 40% in non-U.S. companies. The Adviser will allow the relative weightings of the Strategy's growth and value components, and U.S. and non-U.S. companies, to change in response to market conditions, but ordinarily only by (+/-)5% of the portfolio. Beyond those ranges, the Adviser will rebalance the portfolio toward the targeted blends. However, under extraordinary circumstances, such as when the Adviser believes that market conditions favoring one investment style are compelling, the range may expand to (+/-)10% of the portfolio.

The Strategy invests approximately 20% of its assets in the Volatility Management Portfolio (the "Portfolio"), which is managed by the Adviser. The Portfolio is designed to reduce the overall effect of equity market volatility on the Strategy's portfolio and the effects of adverse market conditions on its performance. The portfolio will normally be considered to be part of the Strategy's equity asset allocation. Under normal market conditions, the Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended portfolio. Within each investment discipline, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams, specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.), which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of the Adviser's large internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies. The Adviser's growth analysts prepare their own earnings estimates and financial models for each company followed. Research emphasis is placed on identifying companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations. Each growth investment team constructs a portfolio that emphasizes equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.

Each value investment team seeks to identify companies whose long-term earnings power and dividend-paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies. Teams within the value research staff cover a given industry worldwide to better understand each company's competitive position in a global context. Bernstein's staff of company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. Through application of this value investment process, each value investment team constructs a portfolio that emphasizes equity securities of a limited number of value companies.

The Strategy also may enter into forward commitments, make short sales of securities or maintain a short position, invest in rights or warrants, and may invest in the securities of companies in emerging markets.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

.  FOREIGN (NON-U.S.) RISK: The Strategy's investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. These risks may be heightened if the Strategy invests in securities of emerging market countries.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have    limited product lines, markets, or financial resources.

 .  ALLOCATION RISK: The allocation of investments among different investment styles, such as equity or debt, growth or value, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's net asset value when one of these investments is performing more poorly than another.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one and five years and over the life of the Strategy compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one and five years and over the life of the Strategy compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -15.68%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.95%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -21.68%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
AllianceBernstein Tax-Managed Wealth Appreciation Strategy | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEARS	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.94%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003
AllianceBernstein Tax-Managed Wealth Appreciation Strategy | MSCI ACWI Ex. U.S. Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	11.15%
5 YEARS	rr_AverageAnnualReturnYear05	4.82%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.82%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003
AllianceBernstein Tax-Managed Wealth Appreciation Strategy | 60% S&P 500 Index/40% MSCI ACWI Ex. U.S. Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	13.57%	[5]
5 YEARS	rr_AverageAnnualReturnYear05	3.41%	[5]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.37%	[2],[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003	[5]

[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception Date for all Classes is 9/2/03.
[3]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[4]	For Class C shares the CDSC is 0% after the first year.
[5]	The information in the 60% S&P 500 Index 40% ACWI Index Ex. U.S. shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests.

AllianceBernstein Tax-Managed Balanced Wealth Strategy
ALLIANCEBERNSTEIN TAX-MANAGED BALANCED WEALTH STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to achieve the highest total return consistent with the Adviser's determination of reasonable risk.
FEES AND EXPENSES OF THE STRATEGY

This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies Sales Charge Reduction Programs on page 48 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 97 of the Strategy's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - AllianceBernstein Tax-Managed Balanced Wealth Strategy	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1]	1.00%	[2]	none
Exchange Fee	none	none		none		none
[1]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[2]	For Class C shares the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianceBernstein Tax-Managed Balanced Wealth Strategy	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.30%	1.00%	1.00%	none
Other Expenses: Transfer Agent	0.08%	0.11%	0.09%	0.08%
Other Expenses	0.24%	0.23%	0.23%	0.24%
Total Other Expenses	0.32%	0.34%	0.32%	0.32%
Total Annual Strategy Operating Expenses	1.17%	1.89%	1.87%	0.87%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year and that the Strategy's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - AllianceBernstein Tax-Managed Balanced Wealth Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	539	592	290	89
After 3 Years	781	794	588	278
After 5 Years	1,041	1,021	1,011	482
After 10 Years	1,785	2,024	2,190	1,073

You would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption - AllianceBernstein Tax-Managed Balanced Wealth Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	539	192	190	89
After 3 Years	781	594	588	278
After 5 Years	1,041	1,021	1,011	482
After 10 Years	1,785	2,024	2,190	1,073

PORTFOLIO TURNOVER

The Strategy pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 44% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Strategy invests in a portfolio of equity and debt securities that is designed as a solution for investors who seek a moderate tilt toward tax-efficient equity returns but also want the risk diversification offered by tax-exempt debt securities and the broad diversification of their equity risk across styles, capitalization ranges and geographic regions. In managing the Strategy, the Adviser efficiently diversifies between the debt and equity components to produce the desired risk/return profile of the Strategy. The Strategy targets a weighting of 50% equities and 50% tax-exempt debt securities with a goal of providing moderate upside potential without excessive volatility.

Within the Strategy's equity component, the targeted blend is an equal weighting of growth and value style stocks (50% each), with approximately 60% of each equity style invested in U.S. companies and the remaining 40% in non-U.S. companies. The Adviser will allow the relative weightings of the Strategy's debt and equity components, the equity component's growth and value and U.S. and non U.S. companies weightings to vary in response to market conditions, but ordinarily only by (+/-)5% of the portfolio. However, under extraordinary circumstances, such as when market conditions favoring one investment style are compelling, the range may expand to (+/-)10% of the portfolio.

The Strategy invests approximately 15% of its assets in the Volatility Management Underlying Portfolio (the "Portfolio"), which is managed by the Adviser. The Portfolio is designed to reduce the overall effect of equity market volatility on the Strategy's portfolio and the effects of adverse market conditions on its performance. The Portfolio will normally be considered to be part of the Strategy's equity asset allocation. Under normal market conditions, the Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Strategy intends to meet the tax requirement for passing municipal bond interest through to Strategy shareholders as tax exempt interest dividends (currently requires that at least 50% of the Strategy's assets be invested in tax-exempt debt securities). In the event that the Internal Revenue Code (the "Code") or the related rules, regulations and interpretations of the Internal Revenue Service should, in the future, change so as to permit the Strategy to pass through tax-exempt dividends when the Strategy invests less than 50% of its assets in tax-exempt debt securities, the targeted blend for the Strategy will become 60% equity securities and 40% debt securities.

The Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended equity component. Within each equity investment discipline, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams, specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.), which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of the Adviser's large internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies. The Adviser's growth analysts prepare their own earnings estimates and financial models for each company followed. Research emphasis is placed on identifying companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations. Each growth investment team constructs a portfolio that emphasizes equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.

Each value investment team seeks to identify companies whose long-term earnings power and dividend-paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies.

Teams within the value research staff cover a given industry worldwide to better understand each company's competitive position in a global context. Bernstein's staff of company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. Through application of this value investment process, each value investment team constructs a portfolio that emphasizes equity securities of a limited number of value companies.

In selecting tax-exempt fixed-income investments for the Strategy, the Adviser may draw on the capabilities of separate investment teams that specialize in different areas that are generally defined by the maturity of the debt securities and/or their ratings, which may include subspecialties. These fixed-income teams draw on the resources and expertise of the Adviser's large internal fixed-income research staff, which includes over 50 dedicated fixed-income research analysts and economists. The Strategy's fixed-income securities will primarily be investment grade debt securities, but may also include lower-rated securities ("junk bonds"). The Strategy will not invest more than 25% of its total assets in securities rated at the time of purchase below investment grade.

With the goal of protecting against inflation risk, the Strategy may (i) allocate approximately 10% of the Strategy's portfolio from traditional municipal bonds to inflation-protected securities, including inflation-protected municipal securities, (ii) enter into inflation (CPI) swap agreements or other types of swap agreements that the Adviser believes offer protection against inflation risk, with a combined notional amount of approximately 10% of the Strategy's assets, or (iii) use a combination of the foregoing so that approximately 10% of the Strategy's assets are "inflation-protected".

The Strategy also may enter into forward commitments, make short sales of securities or maintain a short position, invest in rights and warrants, and invest up to 10% of its total assets in the securities of companies in emerging markets.

PRINCIPAL RISKS:

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in fixed-income securities. When interest rates rise the value of investments in fixed-income securities tend to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security.

.  BELOW INVESTMENT GRADE SECURITIES RISK: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations. Their securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

.  FOREIGN (NON-U.S.) RISK: The Strategy's investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. These risks may be heightened if the Strategy invests in securities of emerging market countries.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets, or financial resources.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Strategy's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. Recent adverse economic conditions have not affected the Strategy's investments or performance. To the extent that the Strategy invests more of its assets in a particular state's municipal securities, the Strategy may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Strategy's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy and may be subject to counterparty risk to a greater degree than more traditional investments.

.  ALLOCATION RISK: The allocation of investments among different investment styles, such as equity or debt, growth or value, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's net asset value when one of these investments is performing more poorly than another.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART

The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -4.87%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 11.15%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -13.62%, 3RD QUARTER, 2001.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - AllianceBernstein Tax-Managed Balanced Wealth Strategy		1 YEAR	5 YEARS	10 YEARS	INCEPTION DATE
CLASS A SHARES	[1]	1.36%	1.53%	0.63%
CLASS A SHARES Return After Taxes on Distributions	[1]	1.23%	1.42%	0.51%
CLASS A SHARES Return After Taxes on Distributions and Sale of Strategy Shares	[1]	1.29%	1.46%	0.59%
CLASS B SHARES		1.22%	1.69%	0.47%
CLASS C SHARES		4.20%	1.70%	0.35%
ADVISOR CLASS SHARES	[2]	6.30%	2.72%	0.63%	Sep 2, 2003
Barclays Capital 5-yr Gen'l Obl. Muni Bond Index (reflects no deduction for fees, expenses, or taxes)		3.18%	4.96%	4.78%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%
50% Barclays Capital 5-yr Gen'l Obl. Muni Bond Index/50% S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	[3]	9.50%	4.04%	3.47%
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for Advisor Class shares: 9/2/03. Performance information for periods prior to the inception of Advisor Class shares is the performance of the Strategy's Class A shares adjusted to reflect the lower expense ratio of Advisor Class shares.
[3]	The information in the 50% Barclays Capital 5-yr Gen'l Obl. Muni Bond Index/50% S&P 500 Index shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
AllianceBernstein Tax-Managed Balanced Wealth Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.08%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.24%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.17%
After 1 Year	rr_ExpenseExampleYear01	539
After 3 Years	rr_ExpenseExampleYear03	781
After 5 Years	rr_ExpenseExampleYear05	1,041
After 10 Years	rr_ExpenseExampleYear10	1,785
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	539
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	781
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,041
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,785
Annual Return 2001	rr_AnnualReturn2001	(14.49%)
Annual Return 2002	rr_AnnualReturn2002	(13.39%)
Annual Return 2003	rr_AnnualReturn2003	17.51%
Annual Return 2004	rr_AnnualReturn2004	6.65%
Annual Return 2005	rr_AnnualReturn2005	6.35%
Annual Return 2006	rr_AnnualReturn2006	8.38%
Annual Return 2007	rr_AnnualReturn2007	4.89%
Annual Return 2008	rr_AnnualReturn2008	(20.50%)
Annual Return 2009	rr_AnnualReturn2009	17.67%
Annual Return 2010	rr_AnnualReturn2010	5.90%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.87%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.62%)
1 YEAR	rr_AverageAnnualReturnYear01	1.36%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	1.53%	[1]
10 YEARS	rr_AverageAnnualReturnYear10	0.63%	[1]
AllianceBernstein Tax-Managed Balanced Wealth Strategy | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	1.23%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	1.42%	[1]
10 YEARS	rr_AverageAnnualReturnYear10	0.51%	[1]
AllianceBernstein Tax-Managed Balanced Wealth Strategy | CLASS A SHARES | Return After Taxes on Distributions and Sale of Strategy Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	1.29%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	1.46%	[1]
10 YEARS	rr_AverageAnnualReturnYear10	0.59%	[1]
AllianceBernstein Tax-Managed Balanced Wealth Strategy | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[2]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.23%
Total Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.89%
After 1 Year	rr_ExpenseExampleYear01	592
After 3 Years	rr_ExpenseExampleYear03	794
After 5 Years	rr_ExpenseExampleYear05	1,021
After 10 Years	rr_ExpenseExampleYear10	2,024
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	192
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	594
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,024
1 YEAR	rr_AverageAnnualReturnYear01	1.22%
5 YEARS	rr_AverageAnnualReturnYear05	1.69%
10 YEARS	rr_AverageAnnualReturnYear10	0.47%
AllianceBernstein Tax-Managed Balanced Wealth Strategy | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.23%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.87%
After 1 Year	rr_ExpenseExampleYear01	290
After 3 Years	rr_ExpenseExampleYear03	588
After 5 Years	rr_ExpenseExampleYear05	1,011
After 10 Years	rr_ExpenseExampleYear10	2,190
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	190
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	588
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,011
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,190
1 YEAR	rr_AverageAnnualReturnYear01	4.20%
5 YEARS	rr_AverageAnnualReturnYear05	1.70%
10 YEARS	rr_AverageAnnualReturnYear10	0.35%
AllianceBernstein Tax-Managed Balanced Wealth Strategy | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.08%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.24%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.87%
After 1 Year	rr_ExpenseExampleYear01	89
After 3 Years	rr_ExpenseExampleYear03	278
After 5 Years	rr_ExpenseExampleYear05	482
After 10 Years	rr_ExpenseExampleYear10	1,073
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	89
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	278
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	482
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,073
1 YEAR	rr_AverageAnnualReturnYear01	6.30%	[4]
5 YEARS	rr_AverageAnnualReturnYear05	2.72%	[4]
10 YEARS	rr_AverageAnnualReturnYear10	0.63%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003	[4]
AllianceBernstein Tax-Managed Balanced Wealth Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN TAX-MANAGED BALANCED WEALTH STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to achieve the highest total return consistent with the Adviser's determination of reasonable risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies Sales Charge Reduction Programs on page 48 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 97 of the Strategy's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Strategy pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year and that the Strategy's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Strategy invests in a portfolio of equity and debt securities that is designed as a solution for investors who seek a moderate tilt toward tax-efficient equity returns but also want the risk diversification offered by tax-exempt debt securities and the broad diversification of their equity risk across styles, capitalization ranges and geographic regions. In managing the Strategy, the Adviser efficiently diversifies between the debt and equity components to produce the desired risk/return profile of the Strategy. The Strategy targets a weighting of 50% equities and 50% tax-exempt debt securities with a goal of providing moderate upside potential without excessive volatility.

Within the Strategy's equity component, the targeted blend is an equal weighting of growth and value style stocks (50% each), with approximately 60% of each equity style invested in U.S. companies and the remaining 40% in non-U.S. companies. The Adviser will allow the relative weightings of the Strategy's debt and equity components, the equity component's growth and value and U.S. and non U.S. companies weightings to vary in response to market conditions, but ordinarily only by (+/-)5% of the portfolio. However, under extraordinary circumstances, such as when market conditions favoring one investment style are compelling, the range may expand to (+/-)10% of the portfolio.

The Strategy invests approximately 15% of its assets in the Volatility Management Underlying Portfolio (the "Portfolio"), which is managed by the Adviser. The Portfolio is designed to reduce the overall effect of equity market volatility on the Strategy's portfolio and the effects of adverse market conditions on its performance. The Portfolio will normally be considered to be part of the Strategy's equity asset allocation. Under normal market conditions, the Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Strategy intends to meet the tax requirement for passing municipal bond interest through to Strategy shareholders as tax exempt interest dividends (currently requires that at least 50% of the Strategy's assets be invested in tax-exempt debt securities). In the event that the Internal Revenue Code (the "Code") or the related rules, regulations and interpretations of the Internal Revenue Service should, in the future, change so as to permit the Strategy to pass through tax-exempt dividends when the Strategy invests less than 50% of its assets in tax-exempt debt securities, the targeted blend for the Strategy will become 60% equity securities and 40% debt securities.

The Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended equity component. Within each equity investment discipline, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams, specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.), which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of the Adviser's large internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies. The Adviser's growth analysts prepare their own earnings estimates and financial models for each company followed. Research emphasis is placed on identifying companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations. Each growth investment team constructs a portfolio that emphasizes equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.

Each value investment team seeks to identify companies whose long-term earnings power and dividend-paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies.

Teams within the value research staff cover a given industry worldwide to better understand each company's competitive position in a global context. Bernstein's staff of company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. Through application of this value investment process, each value investment team constructs a portfolio that emphasizes equity securities of a limited number of value companies.

In selecting tax-exempt fixed-income investments for the Strategy, the Adviser may draw on the capabilities of separate investment teams that specialize in different areas that are generally defined by the maturity of the debt securities and/or their ratings, which may include subspecialties. These fixed-income teams draw on the resources and expertise of the Adviser's large internal fixed-income research staff, which includes over 50 dedicated fixed-income research analysts and economists. The Strategy's fixed-income securities will primarily be investment grade debt securities, but may also include lower-rated securities ("junk bonds"). The Strategy will not invest more than 25% of its total assets in securities rated at the time of purchase below investment grade.

With the goal of protecting against inflation risk, the Strategy may (i) allocate approximately 10% of the Strategy's portfolio from traditional municipal bonds to inflation-protected securities, including inflation-protected municipal securities, (ii) enter into inflation (CPI) swap agreements or other types of swap agreements that the Adviser believes offer protection against inflation risk, with a combined notional amount of approximately 10% of the Strategy's assets, or (iii) use a combination of the foregoing so that approximately 10% of the Strategy's assets are "inflation-protected".

The Strategy also may enter into forward commitments, make short sales of securities or maintain a short position, invest in rights and warrants, and invest up to 10% of its total assets in the securities of companies in emerging markets.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in fixed-income securities. When interest rates rise the value of investments in fixed-income securities tend to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security.

.  BELOW INVESTMENT GRADE SECURITIES RISK: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations. Their securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

.  FOREIGN (NON-U.S.) RISK: The Strategy's investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. These risks may be heightened if the Strategy invests in securities of emerging market countries.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets, or financial resources.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Strategy's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. Recent adverse economic conditions have not affected the Strategy's investments or performance. To the extent that the Strategy invests more of its assets in a particular state's municipal securities, the Strategy may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Strategy's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy and may be subject to counterparty risk to a greater degree than more traditional investments.

.  ALLOCATION RISK: The allocation of investments among different investment styles, such as equity or debt, growth or value, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's net asset value when one of these investments is performing more poorly than another.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -4.87%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 11.15%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -13.62%, 3RD QUARTER, 2001.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
AllianceBernstein Tax-Managed Balanced Wealth Strategy | Barclays Capital 5-yr Gen'l Obl. Muni Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	3.18%
5 YEARS	rr_AverageAnnualReturnYear05	4.96%
10 YEARS	rr_AverageAnnualReturnYear10	4.78%
AllianceBernstein Tax-Managed Balanced Wealth Strategy | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEARS	rr_AverageAnnualReturnYear05	2.29%
10 YEARS	rr_AverageAnnualReturnYear10	1.41%
AllianceBernstein Tax-Managed Balanced Wealth Strategy | 50% Barclays Capital 5-yr Gen'l Obl. Muni Bond Index/50% S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	9.50%	[5]
5 YEARS	rr_AverageAnnualReturnYear05	4.04%	[5]
10 YEARS	rr_AverageAnnualReturnYear10	3.47%	[5]

[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[3]	For Class C shares the CDSC is 0% after the first year.
[4]	Inception date for Advisor Class shares: 9/2/03. Performance information for periods prior to the inception of Advisor Class shares is the performance of the Strategy's Class A shares adjusted to reflect the lower expense ratio of Advisor Class shares.
[5]	The information in the 50% Barclays Capital 5-yr Gen'l Obl. Muni Bond Index/50% S&P 500 Index shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests.

AllianceBernstein Tax-Managed Conservative Wealth Strategy
ALLIANCEBERNSTEIN TAX-MANAGED CONSERVATIVE WEALTH STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to achieve a high total return without, in the opinion of the Adviser, undue risk to principal.
FEES AND EXPENSES OF THE STRATEGY

This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 48 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 97 of the Strategy's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - AllianceBernstein Tax-Managed Conservative Wealth Strategy	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1]	1.00%	[2]	none
Exchange Fee	none	none		none		none
[1]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[2]	For Class C shares the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianceBernstein Tax-Managed Conservative Wealth Strategy		CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
Management Fees		0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none
Other Expenses: Transfer Agent		0.08%	0.11%	0.08%	0.08%
Other Expenses		0.42%	0.41%	0.42%	0.42%
Total Other Expenses		0.50%	0.52%	0.50%	0.50%
Total Annual Strategy Operating Expenses		1.35%	2.07%	2.05%	1.05%
Fee Waiver and/or Expense Reimbursement	[1]	(0.15%)	(0.17%)	(0.15%)	(0.15%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.20%	1.90%	1.90%	0.90%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will continue thereafter from year-to-year unless the Adviser provides notice of termination 60 days prior to the end of the Strategy's fiscal year.

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - AllianceBernstein Tax-Managed Conservative Wealth Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	542	593	293	92
After 3 Years	820	832	628	319
After 5 Years	1,119	1,098	1,090	565
After 10 Years	1,967	2,202	2,367	1,269

You would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption - AllianceBernstein Tax-Managed Conservative Wealth Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	542	193	193	92
After 3 Years	820	632	628	319
After 5 Years	1,119	1,098	1,090	565
After 10 Years	1,967	2,202	2,367	1,269

PORTFOLIO TURNOVER
The Strategy pays transactions costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Strategy invests in a portfolio of equity and debt securities that is  designed as a solution for investors who seek some opportunity for tax-efficient equity returns if the related risks are broadly diversified and overall portfolio volatility reflects a preponderance of debt securities. The Strategy targets a weighting of 30% equity securities and 70% tax-exempt debt securities with a goal of providing reduced volatility and modest upside potential. In managing the Strategy, the Adviser efficiently diversifies between the debt and equity components to produce the desired risk/return profile of the Strategy. Within the equity component, the Strategy's targeted blend is an equal weighting of growth and value style stocks (50% each), with approximately 60% of each equity style invested in U.S. companies and the remaining 40% in non-U.S. companies. The Adviser will allow the relative weightings of the Strategy's debt and equity components, the equity component's growth and value weightings and U.S. and non-U.S. companies (and the equity subcomponents defined by capitalization ranges) to change in response to market conditions, but ordinarily only by (+/-)5% of the portfolio. However, under extraordinary circumstances, such as when market conditions favoring one investment style are compelling, the range may expand to (+/-)10% of the portfolio.

The Strategy invests approximately 10% of its assets in the Volatility Management Underlying Portfolio (the "Portfolio"), which is managed by the Adviser. The Portfolio is designed to reduce the overall effect of equity market volatility on the Strategy's portfolio and the effects of adverse market conditions on its performance. The Portfolio will normally be considered to be part of the Strategy's equity asset allocation. Under normal market conditions, the Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended equity component. Within each equity investment discipline, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams, specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.), which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of the Adviser's large internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies. The Adviser's growth analysts prepare their own earnings estimates and financial models for each company followed. Research emphasis is placed on identifying companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations. Each growth investment team constructs a portfolio that emphasizes equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.

Each value investment team seeks to identify companies whose long-term earnings power and dividend-paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies. Teams within the value research staff cover a given industry worldwide to better understand each company's competitive position in a global context. Bernstein's staff of company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. Through application of this value investment process, each value investment team constructs a portfolio that emphasizes equity securities of a limited number of value companies.

In selecting tax-exempt fixed-income investments for the Strategy, the Adviser may draw on the capabilities of separate investment teams that specialize in different areas that are generally defined by the maturity of the debt securities and/or their ratings and that may include subspecialties. In selecting debt securities for the Strategy, these fixed-income teams draw on the resources and expertise of the Adviser's large internal fixed-income research staff, which includes over 50 dedicated fixed-income research analysts and economists. All fixed-income securities held by the Strategy will be of investment grade at the time of purchase. In the event that the rating of any security held by the Strategy falls below investment grade, the Strategy will not be obligated to dispose of such security and may continue to hold the obligation if, in the opinion of the Adviser, such investment is appropriate under the circumstances.

With the goal of protecting against inflation risk, the Strategy may (i) allocate approximately 10% of the Strategy's portfolio from traditional municipal bonds to inflation-protected securities, including inflation-protected municipal securities, (ii) enter into inflation (CPI) swap agreements or other types of swap agreements that the Adviser believes offer protection against inflation risk, with a combined notional amount of approximately 10% of the Strategy's assets, or (iii) use a combination of the foregoing so that approximately 10% of the Strategy's assets are "inflation-protected".

The Strategy also may enter into forward commitments, make short sales of securities or maintain a short position, invest in rights or warrants, and invest up to 10% of its total assets in the securities of companies in emerging markets.

PRINCIPAL RISKS:

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  FOREIGN (NON-U.S.) RISK: The Strategy's investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. These risks may be heightened if the Strategy invests in securities of emerging market countries.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets, or financial resources.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Strategy's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. Recent adverse economic conditions have not affected the Strategy's investments or performance. To the extent that the Strategy invests more of its assets in a particular state's municipal securities, the Strategy may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Strategy's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy and may be subject to counterparty risk to a greater degree than more traditional investments.

.  ALLOCATION RISK: The allocation of investments among different investment styles, such as equity or debt, growth or value, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's net asset value when one of these investments is performing more poorly than another.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART

The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -2.77%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 7.48%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -5.94%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - AllianceBernstein Tax-Managed Conservative Wealth Strategy		1 YEAR	5 YEARS	10 YEARS	INCEPTION DATE
CLASS A SHARES	[1]	(0.67%)	1.56%	2.04%
CLASS A SHARES Return After Taxes on Distributions	[1]	(0.76%)	1.34%	1.66%
CLASS A SHARES Return After Taxes on Distributions and Sale of Strategy Shares	[1]	(0.03%)	1.53%	1.70%
CLASS B SHARES		(0.92%)	1.73%	1.91%
CLASS C SHARES		2.07%	1.75%	1.78%
ADVISOR CLASS SHARES	[2]	4.14%	2.75%	2.04%	Sep 2, 2003
Barclays Capital 5-yr Gen'l Obl. Muni Bond Index (reflects no deduction for fees, expenses, or taxes)		3.18%	4.96%	4.78%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%
70% Barclays Capital 5-yr Gen'l Obl. Muni Bond Index/30% S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	[3]	7.06%	4.51%	4.09%
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for Advisor Class shares: 9/2/03. Performance information for periods prior to the inception of Advisor Class Shares is the performance of the Strategy's Class A shares adjusted to reflect the lower expense ratio of Advisor Class shares.
[3]	The information in the 70% Barclays Capital 5-yr Gen'l Obl. Muni Bond Index/ 30% S&P 500 Index shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
AllianceBernstein Tax-Managed Conservative Wealth Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.08%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.42%
Total Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
After 1 Year	rr_ExpenseExampleYear01	542
After 3 Years	rr_ExpenseExampleYear03	820
After 5 Years	rr_ExpenseExampleYear05	1,119
After 10 Years	rr_ExpenseExampleYear10	1,967
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	542
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	820
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,119
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,967
Annual Return 2001	rr_AnnualReturn2001	(4.08%)
Annual Return 2002	rr_AnnualReturn2002	0.22%
Annual Return 2003	rr_AnnualReturn2003	8.72%
Annual Return 2004	rr_AnnualReturn2004	4.12%
Annual Return 2005	rr_AnnualReturn2005	4.15%
Annual Return 2006	rr_AnnualReturn2006	5.93%
Annual Return 2007	rr_AnnualReturn2007	4.61%
Annual Return 2008	rr_AnnualReturn2008	(13.57%)
Annual Return 2009	rr_AnnualReturn2009	13.57%
Annual Return 2010	rr_AnnualReturn2010	3.75%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.77%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.94%)
1 YEAR	rr_AverageAnnualReturnYear01	(0.67%)	[2]
5 YEARS	rr_AverageAnnualReturnYear05	1.56%	[2]
10 YEARS	rr_AverageAnnualReturnYear10	2.04%	[2]
AllianceBernstein Tax-Managed Conservative Wealth Strategy | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(0.76%)	[2]
5 YEARS	rr_AverageAnnualReturnYear05	1.34%	[2]
10 YEARS	rr_AverageAnnualReturnYear10	1.66%	[2]
AllianceBernstein Tax-Managed Conservative Wealth Strategy | CLASS A SHARES | Return After Taxes on Distributions and Sale of Strategy Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(0.03%)	[2]
5 YEARS	rr_AverageAnnualReturnYear05	1.53%	[2]
10 YEARS	rr_AverageAnnualReturnYear10	1.70%	[2]
AllianceBernstein Tax-Managed Conservative Wealth Strategy | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[3]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.41%
Total Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.07%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.90%
After 1 Year	rr_ExpenseExampleYear01	593
After 3 Years	rr_ExpenseExampleYear03	832
After 5 Years	rr_ExpenseExampleYear05	1,098
After 10 Years	rr_ExpenseExampleYear10	2,202
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	632
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,098
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,202
1 YEAR	rr_AverageAnnualReturnYear01	(0.92%)
5 YEARS	rr_AverageAnnualReturnYear05	1.73%
10 YEARS	rr_AverageAnnualReturnYear10	1.91%
AllianceBernstein Tax-Managed Conservative Wealth Strategy | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.08%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.42%
Total Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.05%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.90%
After 1 Year	rr_ExpenseExampleYear01	293
After 3 Years	rr_ExpenseExampleYear03	628
After 5 Years	rr_ExpenseExampleYear05	1,090
After 10 Years	rr_ExpenseExampleYear10	2,367
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	628
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,090
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,367
1 YEAR	rr_AverageAnnualReturnYear01	2.07%
5 YEARS	rr_AverageAnnualReturnYear05	1.75%
10 YEARS	rr_AverageAnnualReturnYear10	1.78%
AllianceBernstein Tax-Managed Conservative Wealth Strategy | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.08%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.42%
Total Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
After 1 Year	rr_ExpenseExampleYear01	92
After 3 Years	rr_ExpenseExampleYear03	319
After 5 Years	rr_ExpenseExampleYear05	565
After 10 Years	rr_ExpenseExampleYear10	1,269
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	319
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	565
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,269
1 YEAR	rr_AverageAnnualReturnYear01	4.14%	[5]
5 YEARS	rr_AverageAnnualReturnYear05	2.75%	[5]
10 YEARS	rr_AverageAnnualReturnYear10	2.04%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003	[5]
AllianceBernstein Tax-Managed Conservative Wealth Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN TAX-MANAGED CONSERVATIVE WEALTH STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to achieve a high total return without, in the opinion of the Adviser, undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 48 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 97 of the Strategy's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategy pays transactions costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Strategy invests in a portfolio of equity and debt securities that is  designed as a solution for investors who seek some opportunity for tax-efficient equity returns if the related risks are broadly diversified and overall portfolio volatility reflects a preponderance of debt securities. The Strategy targets a weighting of 30% equity securities and 70% tax-exempt debt securities with a goal of providing reduced volatility and modest upside potential. In managing the Strategy, the Adviser efficiently diversifies between the debt and equity components to produce the desired risk/return profile of the Strategy. Within the equity component, the Strategy's targeted blend is an equal weighting of growth and value style stocks (50% each), with approximately 60% of each equity style invested in U.S. companies and the remaining 40% in non-U.S. companies. The Adviser will allow the relative weightings of the Strategy's debt and equity components, the equity component's growth and value weightings and U.S. and non-U.S. companies (and the equity subcomponents defined by capitalization ranges) to change in response to market conditions, but ordinarily only by (+/-)5% of the portfolio. However, under extraordinary circumstances, such as when market conditions favoring one investment style are compelling, the range may expand to (+/-)10% of the portfolio.

The Strategy invests approximately 10% of its assets in the Volatility Management Underlying Portfolio (the "Portfolio"), which is managed by the Adviser. The Portfolio is designed to reduce the overall effect of equity market volatility on the Strategy's portfolio and the effects of adverse market conditions on its performance. The Portfolio will normally be considered to be part of the Strategy's equity asset allocation. Under normal market conditions, the Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended equity component. Within each equity investment discipline, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams, specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.), which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of the Adviser's large internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies. The Adviser's growth analysts prepare their own earnings estimates and financial models for each company followed. Research emphasis is placed on identifying companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations. Each growth investment team constructs a portfolio that emphasizes equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.

Each value investment team seeks to identify companies whose long-term earnings power and dividend-paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies. Teams within the value research staff cover a given industry worldwide to better understand each company's competitive position in a global context. Bernstein's staff of company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. Through application of this value investment process, each value investment team constructs a portfolio that emphasizes equity securities of a limited number of value companies.

In selecting tax-exempt fixed-income investments for the Strategy, the Adviser may draw on the capabilities of separate investment teams that specialize in different areas that are generally defined by the maturity of the debt securities and/or their ratings and that may include subspecialties. In selecting debt securities for the Strategy, these fixed-income teams draw on the resources and expertise of the Adviser's large internal fixed-income research staff, which includes over 50 dedicated fixed-income research analysts and economists. All fixed-income securities held by the Strategy will be of investment grade at the time of purchase. In the event that the rating of any security held by the Strategy falls below investment grade, the Strategy will not be obligated to dispose of such security and may continue to hold the obligation if, in the opinion of the Adviser, such investment is appropriate under the circumstances.

With the goal of protecting against inflation risk, the Strategy may (i) allocate approximately 10% of the Strategy's portfolio from traditional municipal bonds to inflation-protected securities, including inflation-protected municipal securities, (ii) enter into inflation (CPI) swap agreements or other types of swap agreements that the Adviser believes offer protection against inflation risk, with a combined notional amount of approximately 10% of the Strategy's assets, or (iii) use a combination of the foregoing so that approximately 10% of the Strategy's assets are "inflation-protected".

The Strategy also may enter into forward commitments, make short sales of securities or maintain a short position, invest in rights or warrants, and invest up to 10% of its total assets in the securities of companies in emerging markets.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  FOREIGN (NON-U.S.) RISK: The Strategy's investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. These risks may be heightened if the Strategy invests in securities of emerging market countries.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets, or financial resources.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Strategy's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. Recent adverse economic conditions have not affected the Strategy's investments or performance. To the extent that the Strategy invests more of its assets in a particular state's municipal securities, the Strategy may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Strategy's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy and may be subject to counterparty risk to a greater degree than more traditional investments.

.  ALLOCATION RISK: The allocation of investments among different investment styles, such as equity or debt, growth or value, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's net asset value when one of these investments is performing more poorly than another.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -2.77%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 7.48%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -5.94%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
AllianceBernstein Tax-Managed Conservative Wealth Strategy | Barclays Capital 5-yr Gen'l Obl. Muni Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	3.18%
5 YEARS	rr_AverageAnnualReturnYear05	4.96%
10 YEARS	rr_AverageAnnualReturnYear10	4.78%
AllianceBernstein Tax-Managed Conservative Wealth Strategy | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEARS	rr_AverageAnnualReturnYear05	2.29%
10 YEARS	rr_AverageAnnualReturnYear10	1.41%
AllianceBernstein Tax-Managed Conservative Wealth Strategy | 70% Barclays Capital 5-yr Gen'l Obl. Muni Bond Index/30% S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	7.06%	[6]
5 YEARS	rr_AverageAnnualReturnYear05	4.51%	[6]
10 YEARS	rr_AverageAnnualReturnYear10	4.09%	[6]

[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will continue thereafter from year-to-year unless the Adviser provides notice of termination 60 days prior to the end of the Strategy's fiscal year.
[2]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[4]	For Class C shares the CDSC is 0% after the first year.
[5]	Inception date for Advisor Class shares: 9/2/03. Performance information for periods prior to the inception of Advisor Class Shares is the performance of the Strategy's Class A shares adjusted to reflect the lower expense ratio of Advisor Class shares.
[6]	The information in the 70% Barclays Capital 5-yr Gen'l Obl. Muni Bond Index/ 30% S&P 500 Index shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests.

Retirement Shares | AllianceBernstein Wealth Appreciation Strategy
ALLIANCEBERNSTEIN WEALTH APPRECIATION STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retirement Shares AllianceBernstein Wealth Appreciation Strategy	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	[1]	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	1.00%	[2]	none	none	none
Exchange Fee	none		none	none	none
[1]	The maximum sales charge is not imposed on purchases of Class A shares offered through this Prospectus.
[2]	A 1%, 1-year contingent deferred sales charge, or CDSC, may apply to Class A shares purchased by AllianceBernstein or non-AllianceBernstein retirement plans if terminated within one year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retirement Shares AllianceBernstein Wealth Appreciation Strategy	CLASS A SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.30%	0.50%	0.25%	none
Other Expenses: Transfer Agent	0.09%	0.26%	0.20%	0.12%
Other Expenses	0.05%	0.05%	0.05%	0.05%
Total Other Expenses	0.14%	0.31%	0.25%	0.17%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.03%	0.03%	0.03%	0.03%
Total Annual Strategy Operating Expenses	1.12%	1.49%	1.18%	0.85%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Strategy's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retirement Shares AllianceBernstein Wealth Appreciation Strategy (USD $)	CLASS A SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
After 1 Year	534	152	120	87
After 3 Years	766	471	375	271
After 5 Years	1,016	813	649	471
After 10 Years	1,730	1,779	1,432	1,049

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 4% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Strategy seeks to achieve its objective by investing in a combination of Underlying Portfolios representing a variety of asset classes and investment styles that are also managed by the Adviser. By allocating its assets among the Underlying Portfolios, the Strategy creates a portfolio that is designed as a solution for investors who seek equity returns without regard to taxes but also want broad diversification of the related risks across styles, capitalization ranges and geographic regions. The Strategy invests approximately 92% of its assets in Underlying Portfolios (including, for purposes of this discussion, Volatility Management Portfolio which is discussed further below) that focus on growth and value investment styles and in U.S. and non-U.S. markets. Through these investments in the Underlying Portfolios, the Adviser efficiently diversifies the Strategy between growth and value equity investment styles, and between U.S. and non-U.S. markets. Normally, the Strategy's targeted blend for its equity investment is an equal weighting of growth and value style Underlying Portfolios (50% each). The Strategy invests approximately 8% of its assets in the Multi-Asset Real Return Underlying Portfolio.

The following table shows the target percentages of its net assets that the Strategy will invest in each of the Underlying Portfolios indicated as of the date of this Prospectus. The Adviser will allow the relative weightings of the Strategy's investments in growth and value and U.S. and non-U.S. Underlying Portfolios to vary in response to market conditions, but ordinarily only by (+/-)5% of the Strategy's net assets. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the targeted blend. However, under extraordinary circumstances, such as when market conditions favoring one investment component are compelling, the range may expand to (+/-)10% of the Strategy's net assets. The Strategy's targeted percentages may change from time to time without notice to shareholders based on the Adviser's assessment of market conditions.

ASSET CLASS  UNDERLYING PORTFOLIO                               TARGETED BLEND
------------------------------------------------------------------------------
STOCK        U.S. Large Cap Growth                                      16.25%
             -----------------------------------------------------------------
             U.S. Value                                                 16.25%
             -----------------------------------------------------------------
             U.S. Small/Mid-Cap Growth                                   5.25%
             -----------------------------------------------------------------
             U.S. Small/Mid-Cap Value                                    5.25%
             -----------------------------------------------------------------
             International Growth                                       14.50%
             -----------------------------------------------------------------
             International Value                                        14.50%
             -----------------------------------------------------------------
             Volatility Management                                      20.00%
------------------------------------------------------------------------------
REAL RETURN  Multi-Asset Real Return                                     8.00%
------------------------------------------------------------------------------

In addition to blending growth and value styles, the Strategy blends each style component across Underlying Portfolios that invest in U.S. and non-U.S. companies and various capitalization ranges. Within each of the value and growth components, the Strategy's targeted blend is approximately 60% in Underlying Portfolios that invest in U.S. companies and the remaining 40% in Underlying Portfolios that invest in non-U.S. companies. The Strategy invests approximately 20% of its assets in the Volatility Management Underlying Portfolio, which is designed to reduce the overall effect of equity market volatility on the Strategy's portfolio and the effects of adverse market conditions on its performance. The Volatility Management Portfolio will normally be considered to be part of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

In managing the Underlying Portfolios, the Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended portfolio. Within each investment discipline, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams, specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.), which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of the Adviser's large internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies. The Adviser's growth analysts prepare their own earnings estimates and financial models for each company followed. Research emphasis is placed on identifying companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations. Each growth investment team constructs a portfolio that emphasizes equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.

Each value investment team seeks to identify companies whose long-term earnings power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon the large internal value research staff of the Adviser's Bernstein unit ("Bernstein"), which follows over 1,500 U.S. and non-U.S. companies. Teams within the value research staff cover a given industry worldwide to better understand each company's competitive position in a global context. Bernstein's staff of company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. Through application of this value investment process, each value investment team constructs a portfolio that emphasizes equity securities of a limited number of value companies.

PRINCIPAL RISKS:

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

.  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets, or financial resources.

.  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's net asset value when one of these investments is performing more poorly than another.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one and five years and over the life of the Strategy compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART

The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -16.18%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 19.66%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -24.07%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retirement Shares AllianceBernstein Wealth Appreciation Strategy		1 YEAR	5 YEARS	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	8.04%	0.13%	4.50%	[2]	Sep 2, 2003
CLASS R SHARES		12.46%	0.66%	4.77%	[2]	Feb 17, 2004
CLASS K SHARES		12.80%	0.97%	5.10%	[2]	Mar 1, 2005
CLASS I SHARES		13.20%	1.31%	5.42%	[2]	Mar 1, 2005
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	4.94%	[2]
MSCI ACWI ex US Index (reflects no deduction for fees, expenses, or taxes)		11.15%	4.82%	10.82%	[2]
60% S&P 500 Index/40% MSCI ACWI ex US Index (reflects no deduction for fees, expenses, or taxes)	[3]	13.52%	3.41%	7.37%	[2]
[1]	Average annual total returns reflect imposition of the maximum sales charge, which is not imposed on Class A shares offered through this Prospectus.
[2]	Inception Date for Class A shares: 9/2/03, for Class R shares: 2/17/04, for Class K and Class I shares: 3/1/05. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Strategy's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratio of Class K and Class I shares, respectively.
[3]	The information in the 60% S&P 500 Index/40% MSCI ACWI ex US Index shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Retirement Shares | AllianceBernstein Wealth Appreciation Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.12%
After 1 Year	rr_ExpenseExampleYear01	534
After 3 Years	rr_ExpenseExampleYear03	766
After 5 Years	rr_ExpenseExampleYear05	1,016
After 10 Years	rr_ExpenseExampleYear10	1,730
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004	13.68%
Annual Return 2005	rr_AnnualReturn2005	10.88%
Annual Return 2006	rr_AnnualReturn2006	17.48%
Annual Return 2007	rr_AnnualReturn2007	6.06%
Annual Return 2008	rr_AnnualReturn2008	(43.44%)
Annual Return 2009	rr_AnnualReturn2009	32.20%
Annual Return 2010	rr_AnnualReturn2010	12.86%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.18%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.07%)
1 YEAR	rr_AverageAnnualReturnYear01	8.04%	[3]
5 YEARS	rr_AverageAnnualReturnYear05	0.13%	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.50%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003	[3]
Retirement Shares | AllianceBernstein Wealth Appreciation Strategy | CLASS R SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.49%
After 1 Year	rr_ExpenseExampleYear01	152
After 3 Years	rr_ExpenseExampleYear03	471
After 5 Years	rr_ExpenseExampleYear05	813
After 10 Years	rr_ExpenseExampleYear10	1,779
1 YEAR	rr_AverageAnnualReturnYear01	12.46%
5 YEARS	rr_AverageAnnualReturnYear05	0.66%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.77%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 17, 2004
Retirement Shares | AllianceBernstein Wealth Appreciation Strategy | CLASS K SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.18%
After 1 Year	rr_ExpenseExampleYear01	120
After 3 Years	rr_ExpenseExampleYear03	375
After 5 Years	rr_ExpenseExampleYear05	649
After 10 Years	rr_ExpenseExampleYear10	1,432
1 YEAR	rr_AverageAnnualReturnYear01	12.80%
5 YEARS	rr_AverageAnnualReturnYear05	0.97%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.10%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005
Retirement Shares | AllianceBernstein Wealth Appreciation Strategy | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.85%
After 1 Year	rr_ExpenseExampleYear01	87
After 3 Years	rr_ExpenseExampleYear03	271
After 5 Years	rr_ExpenseExampleYear05	471
After 10 Years	rr_ExpenseExampleYear10	1,049
1 YEAR	rr_AverageAnnualReturnYear01	13.20%
5 YEARS	rr_AverageAnnualReturnYear05	1.31%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.42%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005
Retirement Shares | AllianceBernstein Wealth Appreciation Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN WEALTH APPRECIATION STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Strategy's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Strategy seeks to achieve its objective by investing in a combination of Underlying Portfolios representing a variety of asset classes and investment styles that are also managed by the Adviser. By allocating its assets among the Underlying Portfolios, the Strategy creates a portfolio that is designed as a solution for investors who seek equity returns without regard to taxes but also want broad diversification of the related risks across styles, capitalization ranges and geographic regions. The Strategy invests approximately 92% of its assets in Underlying Portfolios (including, for purposes of this discussion, Volatility Management Portfolio which is discussed further below) that focus on growth and value investment styles and in U.S. and non-U.S. markets. Through these investments in the Underlying Portfolios, the Adviser efficiently diversifies the Strategy between growth and value equity investment styles, and between U.S. and non-U.S. markets. Normally, the Strategy's targeted blend for its equity investment is an equal weighting of growth and value style Underlying Portfolios (50% each). The Strategy invests approximately 8% of its assets in the Multi-Asset Real Return Underlying Portfolio.

The following table shows the target percentages of its net assets that the Strategy will invest in each of the Underlying Portfolios indicated as of the date of this Prospectus. The Adviser will allow the relative weightings of the Strategy's investments in growth and value and U.S. and non-U.S. Underlying Portfolios to vary in response to market conditions, but ordinarily only by (+/-)5% of the Strategy's net assets. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the targeted blend. However, under extraordinary circumstances, such as when market conditions favoring one investment component are compelling, the range may expand to (+/-)10% of the Strategy's net assets. The Strategy's targeted percentages may change from time to time without notice to shareholders based on the Adviser's assessment of market conditions.

ASSET CLASS  UNDERLYING PORTFOLIO                               TARGETED BLEND
------------------------------------------------------------------------------
STOCK        U.S. Large Cap Growth                                      16.25%
             -----------------------------------------------------------------
             U.S. Value                                                 16.25%
             -----------------------------------------------------------------
             U.S. Small/Mid-Cap Growth                                   5.25%
             -----------------------------------------------------------------
             U.S. Small/Mid-Cap Value                                    5.25%
             -----------------------------------------------------------------
             International Growth                                       14.50%
             -----------------------------------------------------------------
             International Value                                        14.50%
             -----------------------------------------------------------------
             Volatility Management                                      20.00%
------------------------------------------------------------------------------
REAL RETURN  Multi-Asset Real Return                                     8.00%
------------------------------------------------------------------------------

In addition to blending growth and value styles, the Strategy blends each style component across Underlying Portfolios that invest in U.S. and non-U.S. companies and various capitalization ranges. Within each of the value and growth components, the Strategy's targeted blend is approximately 60% in Underlying Portfolios that invest in U.S. companies and the remaining 40% in Underlying Portfolios that invest in non-U.S. companies. The Strategy invests approximately 20% of its assets in the Volatility Management Underlying Portfolio, which is designed to reduce the overall effect of equity market volatility on the Strategy's portfolio and the effects of adverse market conditions on its performance. The Volatility Management Portfolio will normally be considered to be part of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

In managing the Underlying Portfolios, the Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended portfolio. Within each investment discipline, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams, specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.), which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of the Adviser's large internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies. The Adviser's growth analysts prepare their own earnings estimates and financial models for each company followed. Research emphasis is placed on identifying companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations. Each growth investment team constructs a portfolio that emphasizes equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.

Each value investment team seeks to identify companies whose long-term earnings power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon the large internal value research staff of the Adviser's Bernstein unit ("Bernstein"), which follows over 1,500 U.S. and non-U.S. companies. Teams within the value research staff cover a given industry worldwide to better understand each company's competitive position in a global context. Bernstein's staff of company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. Through application of this value investment process, each value investment team constructs a portfolio that emphasizes equity securities of a limited number of value companies.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

.  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets, or financial resources.

.  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's net asset value when one of these investments is performing more poorly than another.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one and five years and over the life of the Strategy compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one and five years and over the life of the Strategy compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -16.18%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 19.66%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -24.07%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Retirement Shares | AllianceBernstein Wealth Appreciation Strategy | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEARS	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.94%	[4]
Retirement Shares | AllianceBernstein Wealth Appreciation Strategy | MSCI ACWI ex US Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	11.15%
5 YEARS	rr_AverageAnnualReturnYear05	4.82%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.82%	[4]
Retirement Shares | AllianceBernstein Wealth Appreciation Strategy | 60% S&P 500 Index/40% MSCI ACWI ex US Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	13.52%	[5]
5 YEARS	rr_AverageAnnualReturnYear05	3.41%	[5]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.37%	[4],[5]

[1]	The maximum sales charge is not imposed on purchases of Class A shares offered through this Prospectus.
[2]	A 1%, 1-year contingent deferred sales charge, or CDSC, may apply to Class A shares purchased by AllianceBernstein or non-AllianceBernstein retirement plans if terminated within one year.
[3]	Average annual total returns reflect imposition of the maximum sales charge, which is not imposed on Class A shares offered through this Prospectus.
[4]	Inception Date for Class A shares: 9/2/03, for Class R shares: 2/17/04, for Class K and Class I shares: 3/1/05. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Strategy's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratio of Class K and Class I shares, respectively.
[5]	The information in the 60% S&P 500 Index/40% MSCI ACWI ex US Index shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests.

Retirement Shares | AllianceBernstein Balanced Wealth Strategy
ALLIANCEBERNSTEIN BALANCED WEALTH STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to achieve the highest total return consistent with the Adviser's determination of reasonable risk.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retirement Shares AllianceBernstein Balanced Wealth Strategy	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	[1]	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	1.00%	[2]	none	none	none
Exchange Fee	none		none	none	none
[1]	The maximum sales charge is not imposed on purchases of Class A shares offered through this Prospectus.
[2]	A 1%, 1-year CDSC may apply to Class A shares purchased by AllianceBernstein or non-AllianceBernstein retirement plans if terminated within one year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retirement Shares AllianceBernstein Balanced Wealth Strategy	CLASS A SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.30%	0.50%	0.25%	none
Other Expenses: Transfer Agent	0.10%	0.26%	0.20%	0.12%
Other Expenses	0.04%	0.04%	0.04%	0.04%
Total Other Expenses	0.14%	0.30%	0.24%	0.16%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.03%	0.03%	0.03%	0.03%
Total Annual Strategy Operating Expenses	1.02%	1.38%	1.07%	0.74%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Strategy's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retirement Shares AllianceBernstein Balanced Wealth Strategy (USD $)	CLASS A SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
After 1 Year	525	140	109	76
After 3 Years	736	437	340	237
After 5 Years	964	755	590	411
After 10 Years	1,620	1,657	1,306	918

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 4% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Strategy seeks to achieve its objective by investing in a combination of Underlying Portfolios representing a variety of asset classes and investment styles that are also managed by the Adviser. By allocating its assets among the Underlying Portfolios, the Strategy creates a portfolio that is designed as a solution for investors who seek a moderate tilt toward equity returns without regard to taxes but also want the risk diversification offered by debt securities and the broad diversification of their equity risk across styles, capitalization ranges and geographic regions. Through investments in the Underlying Portfolios, the Adviser efficiently diversifies between the debt and equity components to produce the desired risk/return profile of the Strategy. The Strategy targets a weighting of approximately 65% of Underlying Portfolios that invest primarily in equity securities and approximately 35% of Underlying Portfolios that invest primarily in debt securities with a goal of providing moderate upside potential without excessive volatility. The Strategy's investment in the Multi-Asset Real Return Underlying Portfolio is treated as 100% equity for the purpose of these allocations.

The following table shows the target percentages of its net assets that the Strategy will invest in each of the Underlying Portfolios indicated as of the date of this Prospectus. The Adviser will allow the relative weightings of the Strategy's investments in equity and debt, growth and value, and in U.S. and non-U.S. company Underlying Portfolios to vary in response to market conditions, but ordinarily, only by (+/-)5% of the Strategy's net assets. Beyond those ranges, the Adviser will rebalance the Strategy toward the targeted blend. However, under extraordinary circumstances, such as when market conditions favoring one investment style are compelling, the range may expand to (+/-)10% of the Strategy's net assets. The Strategy's targeted percentages may change from time to time without notice to shareholders based on the Adviser's assessment of market conditions.

ASSET CLASS  UNDERLYING PORTFOLIO                               TARGETED BLEND
------------------------------------------------------------------------------
STOCK        U.S. Large Cap Growth                                       9.75%
             -----------------------------------------------------------------
             U.S. Value                                                  9.70%
             -----------------------------------------------------------------
             U.S. Small/Mid-Cap Growth                                   2.25%
             -----------------------------------------------------------------
             U.S. Small/Mid-Cap Value                                    2.25%
             -----------------------------------------------------------------
             International Growth                                        8.00%
             -----------------------------------------------------------------
             International Value                                         8.00%
             -----------------------------------------------------------------
             Volatility Management                                      20.00%
------------------------------------------------------------------------------
REAL RETURN  Multi-Asset Real Return                                     5.00%
------------------------------------------------------------------------------
BOND         Bond Inflation Protection                                   8.00%
             -----------------------------------------------------------------
             High-Yield                                                  7.00%
             -----------------------------------------------------------------
             Global Core Bond                                           20.00%
------------------------------------------------------------------------------

Within the Strategy's equity component, the targeted blend is an equal weighting of Underlying Portfolios that invest primarily in growth and value style stocks (50% each), with approximately 60% of each equity style invested in Underlying Portfolios that invest in U.S. companies and the remaining 40% in Underlying Portfolios that invest in non-U.S. companies. The Strategy invests approximately 20% of its assets in the Volatility Management Underlying Portfolio, which is designed to reduce the overall effect of equity market volatility on the Strategy's portfolio and the effects of adverse market conditions on its performance. The Volatility Management Portfolio will normally be considered to be part of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

In managing the Underlying Portfolios, the Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended portfolio. Within each equity investment discipline, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.), which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of the Adviser's large internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies. The Adviser's growth analysts prepare their own earnings estimates and financial models for each company followed. Research emphasis is placed on identifying companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations. Each growth investment team constructs a portfolio that emphasizes equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.

Each value investment team seeks to identify companies whose long term earnings power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies. Teams within the value research staff cover a given industry worldwide to better understand each company's competitive position in a global context. Bernstein's staff of company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. Through application of this value investment process, each value investment team constructs a portfolio that emphasizes equity securities of a limited number of value companies.

In selecting fixed-income investments, the Adviser may draw on the capabilities of separate investment teams that specialize in different areas that are generally defined by the maturity of the debt securities and/or their ratings, which may include subspecialties (such as inflation-protected securities). These fixed-income teams draw on the resources and expertise of the Adviser's large internal fixed-income research staff, which includes over 50 dedicated fixed income research analysts and economists. The Underlying Portfolios' fixed-income securities will primarily be investment grade debt securities, but will also include lower-rated securities ("junk bonds") and preferred stock. The Strategy will not invest more than 25% of its total assets in Underlying Portfolios investing in securities rated, at the time of purchase, below investment grade.

PRINCIPAL RISKS:

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets, or financial resources.

.  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as equity or debt, growth or value, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's net asset value when one of these investments is performing more poorly than another.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one and five years and over the life of the Strategy compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART

The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2010, the year-to-date unannualized return for Class A shares was -9.14%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 16.14%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -16.80%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retirement Shares AllianceBernstein Balanced Wealth Strategy		1 YEAR	5 YEARS	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	7.23%	2.48%	5.19%	[2]	Sep 2, 2003
CLASS R SHARES		11.55%	3.02%	5.45%	[2]	Feb 17, 2004
CLASS K SHARES		11.92%	3.35%	5.79%	[2]	Mar 1, 2005
CLASS I SHARES		12.25%	3.67%	6.12%	[2]	Mar 1, 2005
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	4.94%	[2]
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		6.54%	5.80%	5.35%	[2]
65% S&P 500 Index/35% Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[3]	12.53%	3.88%	5.40%	[2]
[1]	Average annual total returns reflect imposition of the maximum sales charge, which is not imposed on Class A shares offered through this Prospectus.
[2]	Inception Date for Class A shares: 9/2/03, for Class R shares: 2/17/04, for Class K and Class I shares: 3/1/05. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Strategy's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratio of Class K and Class I shares, respectively.
[3]	The information in the 65% S&P 500 Index/35% Barclays Capital U.S. Aggregate Bond Index shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Retirement Shares | AllianceBernstein Balanced Wealth Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.02%
After 1 Year	rr_ExpenseExampleYear01	525
After 3 Years	rr_ExpenseExampleYear03	736
After 5 Years	rr_ExpenseExampleYear05	964
After 10 Years	rr_ExpenseExampleYear10	1,620
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004	11.41%
Annual Return 2005	rr_AnnualReturn2005	7.73%
Annual Return 2006	rr_AnnualReturn2006	13.88%
Annual Return 2007	rr_AnnualReturn2007	5.13%
Annual Return 2008	rr_AnnualReturn2008	(32.31%)
Annual Return 2009	rr_AnnualReturn2009	30.18%
Annual Return 2010	rr_AnnualReturn2010	11.96%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2010
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.14%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.80%)
1 YEAR	rr_AverageAnnualReturnYear01	7.23%	[3]
5 YEARS	rr_AverageAnnualReturnYear05	2.48%	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.19%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003	[3]
Retirement Shares | AllianceBernstein Balanced Wealth Strategy | CLASS R SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.38%
After 1 Year	rr_ExpenseExampleYear01	140
After 3 Years	rr_ExpenseExampleYear03	437
After 5 Years	rr_ExpenseExampleYear05	755
After 10 Years	rr_ExpenseExampleYear10	1,657
1 YEAR	rr_AverageAnnualReturnYear01	11.55%
5 YEARS	rr_AverageAnnualReturnYear05	3.02%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.45%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 17, 2004
Retirement Shares | AllianceBernstein Balanced Wealth Strategy | CLASS K SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.07%
After 1 Year	rr_ExpenseExampleYear01	109
After 3 Years	rr_ExpenseExampleYear03	340
After 5 Years	rr_ExpenseExampleYear05	590
After 10 Years	rr_ExpenseExampleYear10	1,306
1 YEAR	rr_AverageAnnualReturnYear01	11.92%
5 YEARS	rr_AverageAnnualReturnYear05	3.35%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.79%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005
Retirement Shares | AllianceBernstein Balanced Wealth Strategy | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.74%
After 1 Year	rr_ExpenseExampleYear01	76
After 3 Years	rr_ExpenseExampleYear03	237
After 5 Years	rr_ExpenseExampleYear05	411
After 10 Years	rr_ExpenseExampleYear10	918
1 YEAR	rr_AverageAnnualReturnYear01	12.25%
5 YEARS	rr_AverageAnnualReturnYear05	3.67%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.12%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005
Retirement Shares | AllianceBernstein Balanced Wealth Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN BALANCED WEALTH STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to achieve the highest total return consistent with the Adviser's determination of reasonable risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Strategy's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Strategy seeks to achieve its objective by investing in a combination of Underlying Portfolios representing a variety of asset classes and investment styles that are also managed by the Adviser. By allocating its assets among the Underlying Portfolios, the Strategy creates a portfolio that is designed as a solution for investors who seek a moderate tilt toward equity returns without regard to taxes but also want the risk diversification offered by debt securities and the broad diversification of their equity risk across styles, capitalization ranges and geographic regions. Through investments in the Underlying Portfolios, the Adviser efficiently diversifies between the debt and equity components to produce the desired risk/return profile of the Strategy. The Strategy targets a weighting of approximately 65% of Underlying Portfolios that invest primarily in equity securities and approximately 35% of Underlying Portfolios that invest primarily in debt securities with a goal of providing moderate upside potential without excessive volatility. The Strategy's investment in the Multi-Asset Real Return Underlying Portfolio is treated as 100% equity for the purpose of these allocations.

The following table shows the target percentages of its net assets that the Strategy will invest in each of the Underlying Portfolios indicated as of the date of this Prospectus. The Adviser will allow the relative weightings of the Strategy's investments in equity and debt, growth and value, and in U.S. and non-U.S. company Underlying Portfolios to vary in response to market conditions, but ordinarily, only by (+/-)5% of the Strategy's net assets. Beyond those ranges, the Adviser will rebalance the Strategy toward the targeted blend. However, under extraordinary circumstances, such as when market conditions favoring one investment style are compelling, the range may expand to (+/-)10% of the Strategy's net assets. The Strategy's targeted percentages may change from time to time without notice to shareholders based on the Adviser's assessment of market conditions.

ASSET CLASS  UNDERLYING PORTFOLIO                               TARGETED BLEND
------------------------------------------------------------------------------
STOCK        U.S. Large Cap Growth                                       9.75%
             -----------------------------------------------------------------
             U.S. Value                                                  9.70%
             -----------------------------------------------------------------
             U.S. Small/Mid-Cap Growth                                   2.25%
             -----------------------------------------------------------------
             U.S. Small/Mid-Cap Value                                    2.25%
             -----------------------------------------------------------------
             International Growth                                        8.00%
             -----------------------------------------------------------------
             International Value                                         8.00%
             -----------------------------------------------------------------
             Volatility Management                                      20.00%
------------------------------------------------------------------------------
REAL RETURN  Multi-Asset Real Return                                     5.00%
------------------------------------------------------------------------------
BOND         Bond Inflation Protection                                   8.00%
             -----------------------------------------------------------------
             High-Yield                                                  7.00%
             -----------------------------------------------------------------
             Global Core Bond                                           20.00%
------------------------------------------------------------------------------

Within the Strategy's equity component, the targeted blend is an equal weighting of Underlying Portfolios that invest primarily in growth and value style stocks (50% each), with approximately 60% of each equity style invested in Underlying Portfolios that invest in U.S. companies and the remaining 40% in Underlying Portfolios that invest in non-U.S. companies. The Strategy invests approximately 20% of its assets in the Volatility Management Underlying Portfolio, which is designed to reduce the overall effect of equity market volatility on the Strategy's portfolio and the effects of adverse market conditions on its performance. The Volatility Management Portfolio will normally be considered to be part of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

In managing the Underlying Portfolios, the Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended portfolio. Within each equity investment discipline, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.), which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of the Adviser's large internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies. The Adviser's growth analysts prepare their own earnings estimates and financial models for each company followed. Research emphasis is placed on identifying companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations. Each growth investment team constructs a portfolio that emphasizes equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.

Each value investment team seeks to identify companies whose long term earnings power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies. Teams within the value research staff cover a given industry worldwide to better understand each company's competitive position in a global context. Bernstein's staff of company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. Through application of this value investment process, each value investment team constructs a portfolio that emphasizes equity securities of a limited number of value companies.

In selecting fixed-income investments, the Adviser may draw on the capabilities of separate investment teams that specialize in different areas that are generally defined by the maturity of the debt securities and/or their ratings, which may include subspecialties (such as inflation-protected securities). These fixed-income teams draw on the resources and expertise of the Adviser's large internal fixed-income research staff, which includes over 50 dedicated fixed income research analysts and economists. The Underlying Portfolios' fixed-income securities will primarily be investment grade debt securities, but will also include lower-rated securities ("junk bonds") and preferred stock. The Strategy will not invest more than 25% of its total assets in Underlying Portfolios investing in securities rated, at the time of purchase, below investment grade.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets, or financial resources.

.  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as equity or debt, growth or value, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's net asset value when one of these investments is performing more poorly than another.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one and five years and over the life of the Strategy compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one and five years and over the life of the Strategy compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2010, the year-to-date unannualized return for Class A shares was -9.14%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 16.14%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -16.80%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Retirement Shares | AllianceBernstein Balanced Wealth Strategy | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEARS	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.94%	[4]
Retirement Shares | AllianceBernstein Balanced Wealth Strategy | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
5 YEARS	rr_AverageAnnualReturnYear05	5.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.35%	[4]
Retirement Shares | AllianceBernstein Balanced Wealth Strategy | 65% S&P 500 Index/35% Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	12.53%	[5]
5 YEARS	rr_AverageAnnualReturnYear05	3.88%	[5]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.40%	[4],[5]

[1]	The maximum sales charge is not imposed on purchases of Class A shares offered through this Prospectus.
[2]	A 1%, 1-year CDSC may apply to Class A shares purchased by AllianceBernstein or non-AllianceBernstein retirement plans if terminated within one year.
[3]	Average annual total returns reflect imposition of the maximum sales charge, which is not imposed on Class A shares offered through this Prospectus.
[4]	Inception Date for Class A shares: 9/2/03, for Class R shares: 2/17/04, for Class K and Class I shares: 3/1/05. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Strategy's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratio of Class K and Class I shares, respectively.
[5]	The information in the 65% S&P 500 Index/35% Barclays Capital U.S. Aggregate Bond Index shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests.

Retirement Shares | AllianceBernstein Conservative Wealth Strategy
ALLIANCEBERNSTEIN CONSERVATIVE WEALTH STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to achieve a high total return without, in the opinion of the Adviser, undue risk to principal.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retirement Shares AllianceBernstein Conservative Wealth Strategy	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	[1]	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	1.00%	[2]	none	none	none
Exchange Fee	none		none	none	none
[1]	The maximum sales charge is not imposed on purchases of Class A shares offered through this Prospectus.
[2]	A 1%, 1-year CDSC, may apply to Class A shares purchased by AllianceBernstein or non-AllianceBernstein retirement plans if terminated within one year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retirement Shares AllianceBernstein Conservative Wealth Strategy	CLASS A SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.30%	0.50%	0.25%	none
Other Expenses: Transfer Agent	0.08%	0.26%	0.20%	0.11%
Other Expenses	0.08%	0.08%	0.08%	0.08%
Total Other Expenses	0.16%	0.34%	0.28%	0.19%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.03%	0.03%	0.03%	0.03%
Total Annual Strategy Operating Expenses	1.04%	1.42%	1.11%	0.77%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retirement Shares AllianceBernstein Conservative Wealth Strategy (USD $)	CLASS A SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
After 1 Year	527	145	113	79
After 3 Years	742	449	353	246
After 5 Years	975	776	612	428
After 10 Years	1,642	1,702	1,352	954

PORTFOLIO TURNOVER

The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 4% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Strategy seeks to achieve its objective by investing in a combination of Underlying Portfolios representing a variety of asset classes and investment styles that are also managed by the Adviser. By allocating its assets among the Underlying Portfolios, the Strategy creates a portfolio that is designed as a solution for investors who seek some opportunities for equity returns without regard to taxes if the related risks are broadly diversified and overall portfolio volatility reflects a preponderance of debt securities. Through investments in the Underlying Portfolios, the Adviser efficiently diversifies between debt and equity components to produce the desired risk/return profile of the Strategy. The Strategy targets a weighting of approximately 35% in Underlying Portfolios that invest primarily in equity securities and approximately 65% in Underlying Portfolios that invest primarily in debt securities with a goal of providing reduced volatility and modest upside potential. An investment in the Multi-Asset Real Return Underlying Portfolio is treated as 100% equity for the purpose of these allocations.

The following table shows the target percentages of its net assets that the Strategy will invest in each of the Underlying Portfolios indicated as of the date of this Prospectus. The Adviser will allow the relative weightings of the Strategy's investments in equity and debt, growth and value, and in U.S. and non-U.S. company Underlying Portfolios to vary in response to market conditions, but ordinarily only by (+/-)5% of the Strategy's net assets. Beyond those ranges, the Adviser will rebalance the Strategy toward the targeted blends. However, under extraordinary circumstances, such as when market conditions favoring one investment style are compelling, the range may expand to (+/-)10% of the Strategy's net assets. The Strategy's targeted percentages may change from time to time without notice to shareholders based on the Adviser's assessment of market conditions.

ASSET CLASS	UNDERLYING PORTFOLIO	TARGETED BLEND
------------------------------------------------------------------------------
STOCK	U.S. Large Cap Growth	5.50%
-----------------------------------------------------------------
	U.S. Value	5.50%
-----------------------------------------------------------------
	U.S. Small/Mid-Cap Growth	0.75%
-----------------------------------------------------------------
	U.S. Small/Mid-Cap Value	0.75%
-----------------------------------------------------------------
	International Growth	4.25%
-----------------------------------------------------------------
	International Value	4.25%
-----------------------------------------------------------------
	Volatility Management	12.50%
------------------------------------------------------------------------------
REAL RETURN	Multi-Asset Real Return	1.50%
------------------------------------------------------------------------------
BOND	Bond Inflation Protection	10.00%
-----------------------------------------------------------------
	Global Core Bond	27.50%
------------------------------------------------------------------------------
SHORT DURATION BOND	Short Duration	27.50%

Within the Strategy's equity component, the targeted blend is an equal weighting of Underlying Portfolios that invest in growth and value style stocks (approximately 50% each), with approximately 60% of each equity style invested in Underlying Portfolios that invest in U.S. companies and the remaining 40% in Underlying Portfolios that invest in non-U.S. companies. The Strategy invests approximately 12% of its assets in the Volatility Management Underlying Portfolio, which is designed to reduce the overall effect of equity market volatility on the Strategy's portfolio and the effects of adverse market conditions on its performance. The Volatility Management Portfolio will normally be considered to be part of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended equity component. Within each equity investment discipline, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams, specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.), which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of the Adviser's large internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies. The Adviser's growth analysts prepare their own earnings estimates and financial models for each company followed. Research emphasis is placed on identifying companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations. Each growth investment team constructs a portfolio that emphasizes equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.

Each value investment team seeks to identify companies whose long-term earnings power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies. Teams within the value research staff cover a given industry worldwide to better understand each company's competitive position in a global context. Bernstein's staff of company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. Through application of this value investment process, each value investment team constructs a portfolio that emphasizes equity securities of a limited number of value companies.

In selecting fixed-income investments, the Adviser may draw on the capabilities of separate investment teams that specialize in different areas that are generally defined by the maturity of the debt securities and/or their ratings, which may include subspecialties (such as inflation-protected securities). These fixed-income teams draw on the resources and expertise of the Adviser's large internal fixed-income research staff, which includes over 50 dedicated fixed-income research analysts and economists. All fixed- income securities of the Underlying Portfolios in which the Strategy invests will be of investment grade at the time of purchase. In the event that the rating of any security held by the Underlying Portfolios falls below investment grade, the Strategy will not be obligated to dispose of its investment in such Underlying Portfolio and may continue to hold such investment if, in the opinion of the Adviser, such investment is appropriate under the circumstances.

PRINCIPAL RISKS:

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets, or financial resources.

.  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as equity or debt, growth or value, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's net asset value when one of these investments is performing more poorly than another.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one and five years and over the life of the Strategy compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -3.13%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 9.90%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -9.60%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retirement Shares AllianceBernstein Conservative Wealth Strategy		1 YEAR	5 YEARS	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	3.95%	2.77%	4.21%	[2]	Sep 2, 2003
CLASS R SHARES		8.28%	3.31%	4.51%	[2]	Feb 17, 2004
CLASS K SHARES		8.53%	3.63%	4.81%	[2]	Mar 1, 2005
CLASS I SHARES		8.97%	3.96%	5.13%	[2]	Mar 1, 2005
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		6.54%	5.80%	5.35%	[2]
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	4.94%	[2]
65% Barclays Capital U.S. Aggregate Bond Index/35% S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	[3]	9.96%	4.93%	5.52%	[2]
[1]	Average annual total returns reflect imposition of the maximum sales charge, which is not imposed on Class A shares offered through this Prospectus.
[2]	Inception Date for Class A shares: 9/2/03, for Class R shares: 2/17/04, for Class K and Class I shares: 3/1/05. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Strategy's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratio of Class K and Class I shares, respectively.
[3]	The information in the 65% Barclays Capital U.S. Aggregate Index/ 35% S&P 500 Index shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Retirement Shares | AllianceBernstein Conservative Wealth Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.08%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.04%
After 1 Year	rr_ExpenseExampleYear01	527
After 3 Years	rr_ExpenseExampleYear03	742
After 5 Years	rr_ExpenseExampleYear05	975
After 10 Years	rr_ExpenseExampleYear10	1,642
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004	8.06%
Annual Return 2005	rr_AnnualReturn2005	4.33%
Annual Return 2006	rr_AnnualReturn2006	9.58%
Annual Return 2007	rr_AnnualReturn2007	4.70%
Annual Return 2008	rr_AnnualReturn2008	(19.29%)
Annual Return 2009	rr_AnnualReturn2009	19.06%
Annual Return 2010	rr_AnnualReturn2010	8.59%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.13%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.60%)
1 YEAR	rr_AverageAnnualReturnYear01	3.95%	[3]
5 YEARS	rr_AverageAnnualReturnYear05	2.77%	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.21%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 2, 2003	[3]
Retirement Shares | AllianceBernstein Conservative Wealth Strategy | CLASS R SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.42%
After 1 Year	rr_ExpenseExampleYear01	145
After 3 Years	rr_ExpenseExampleYear03	449
After 5 Years	rr_ExpenseExampleYear05	776
After 10 Years	rr_ExpenseExampleYear10	1,702
1 YEAR	rr_AverageAnnualReturnYear01	8.28%
5 YEARS	rr_AverageAnnualReturnYear05	3.31%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.51%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 17, 2004
Retirement Shares | AllianceBernstein Conservative Wealth Strategy | CLASS K SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.11%
After 1 Year	rr_ExpenseExampleYear01	113
After 3 Years	rr_ExpenseExampleYear03	353
After 5 Years	rr_ExpenseExampleYear05	612
After 10 Years	rr_ExpenseExampleYear10	1,352
1 YEAR	rr_AverageAnnualReturnYear01	8.53%
5 YEARS	rr_AverageAnnualReturnYear05	3.63%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.81%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005
Retirement Shares | AllianceBernstein Conservative Wealth Strategy | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.77%
After 1 Year	rr_ExpenseExampleYear01	79
After 3 Years	rr_ExpenseExampleYear03	246
After 5 Years	rr_ExpenseExampleYear05	428
After 10 Years	rr_ExpenseExampleYear10	954
1 YEAR	rr_AverageAnnualReturnYear01	8.97%
5 YEARS	rr_AverageAnnualReturnYear05	3.96%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.13%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005
Retirement Shares | AllianceBernstein Conservative Wealth Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN CONSERVATIVE WEALTH STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to achieve a high total return without, in the opinion of the Adviser, undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Strategy seeks to achieve its objective by investing in a combination of Underlying Portfolios representing a variety of asset classes and investment styles that are also managed by the Adviser. By allocating its assets among the Underlying Portfolios, the Strategy creates a portfolio that is designed as a solution for investors who seek some opportunities for equity returns without regard to taxes if the related risks are broadly diversified and overall portfolio volatility reflects a preponderance of debt securities. Through investments in the Underlying Portfolios, the Adviser efficiently diversifies between debt and equity components to produce the desired risk/return profile of the Strategy. The Strategy targets a weighting of approximately 35% in Underlying Portfolios that invest primarily in equity securities and approximately 65% in Underlying Portfolios that invest primarily in debt securities with a goal of providing reduced volatility and modest upside potential. An investment in the Multi-Asset Real Return Underlying Portfolio is treated as 100% equity for the purpose of these allocations.

The following table shows the target percentages of its net assets that the Strategy will invest in each of the Underlying Portfolios indicated as of the date of this Prospectus. The Adviser will allow the relative weightings of the Strategy's investments in equity and debt, growth and value, and in U.S. and non-U.S. company Underlying Portfolios to vary in response to market conditions, but ordinarily only by (+/-)5% of the Strategy's net assets. Beyond those ranges, the Adviser will rebalance the Strategy toward the targeted blends. However, under extraordinary circumstances, such as when market conditions favoring one investment style are compelling, the range may expand to (+/-)10% of the Strategy's net assets. The Strategy's targeted percentages may change from time to time without notice to shareholders based on the Adviser's assessment of market conditions.

ASSET CLASS	UNDERLYING PORTFOLIO	TARGETED BLEND
------------------------------------------------------------------------------
STOCK	U.S. Large Cap Growth	5.50%
-----------------------------------------------------------------
	U.S. Value	5.50%
-----------------------------------------------------------------
	U.S. Small/Mid-Cap Growth	0.75%
-----------------------------------------------------------------
	U.S. Small/Mid-Cap Value	0.75%
-----------------------------------------------------------------
	International Growth	4.25%
-----------------------------------------------------------------
	International Value	4.25%
-----------------------------------------------------------------
	Volatility Management	12.50%
------------------------------------------------------------------------------
REAL RETURN	Multi-Asset Real Return	1.50%
------------------------------------------------------------------------------
BOND	Bond Inflation Protection	10.00%
-----------------------------------------------------------------
	Global Core Bond	27.50%
------------------------------------------------------------------------------
SHORT DURATION BOND	Short Duration	27.50%

Within the Strategy's equity component, the targeted blend is an equal weighting of Underlying Portfolios that invest in growth and value style stocks (approximately 50% each), with approximately 60% of each equity style invested in Underlying Portfolios that invest in U.S. companies and the remaining 40% in Underlying Portfolios that invest in non-U.S. companies. The Strategy invests approximately 12% of its assets in the Volatility Management Underlying Portfolio, which is designed to reduce the overall effect of equity market volatility on the Strategy's portfolio and the effects of adverse market conditions on its performance. The Volatility Management Portfolio will normally be considered to be part of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended equity component. Within each equity investment discipline, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams, specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.), which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of the Adviser's large internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies. The Adviser's growth analysts prepare their own earnings estimates and financial models for each company followed. Research emphasis is placed on identifying companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations. Each growth investment team constructs a portfolio that emphasizes equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.

Each value investment team seeks to identify companies whose long-term earnings power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies. Teams within the value research staff cover a given industry worldwide to better understand each company's competitive position in a global context. Bernstein's staff of company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. Through application of this value investment process, each value investment team constructs a portfolio that emphasizes equity securities of a limited number of value companies.

In selecting fixed-income investments, the Adviser may draw on the capabilities of separate investment teams that specialize in different areas that are generally defined by the maturity of the debt securities and/or their ratings, which may include subspecialties (such as inflation-protected securities). These fixed-income teams draw on the resources and expertise of the Adviser's large internal fixed-income research staff, which includes over 50 dedicated fixed-income research analysts and economists. All fixed- income securities of the Underlying Portfolios in which the Strategy invests will be of investment grade at the time of purchase. In the event that the rating of any security held by the Underlying Portfolios falls below investment grade, the Strategy will not be obligated to dispose of its investment in such Underlying Portfolio and may continue to hold such investment if, in the opinion of the Adviser, such investment is appropriate under the circumstances.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets, or financial resources.

.  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as equity or debt, growth or value, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's net asset value when one of these investments is performing more poorly than another.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one and five years and over the life of the Strategy compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one and five years and over the life of the Strategy compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -3.13%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 9.90%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -9.60%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Retirement Shares | AllianceBernstein Conservative Wealth Strategy | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
5 YEARS	rr_AverageAnnualReturnYear05	5.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.35%	[4]
Retirement Shares | AllianceBernstein Conservative Wealth Strategy | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEARS	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.94%	[4]
Retirement Shares | AllianceBernstein Conservative Wealth Strategy | 65% Barclays Capital U.S. Aggregate Bond Index/35% S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	9.96%	[5]
5 YEARS	rr_AverageAnnualReturnYear05	4.93%	[5]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.52%	[4],[5]

[1]	The maximum sales charge is not imposed on purchases of Class A shares offered through this Prospectus.
[2]	A 1%, 1-year CDSC, may apply to Class A shares purchased by AllianceBernstein or non-AllianceBernstein retirement plans if terminated within one year.
[3]	Average annual total returns reflect imposition of the maximum sales charge, which is not imposed on Class A shares offered through this Prospectus.
[4]	Inception Date for Class A shares: 9/2/03, for Class R shares: 2/17/04, for Class K and Class I shares: 3/1/05. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Strategy's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratio of Class K and Class I shares, respectively.
[5]	The information in the 65% Barclays Capital U.S. Aggregate Index/ 35% S&P 500 Index shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 31, 2011